Vanguard Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (66.6%)
U.S. Government Securities (63.5%)
United States Treasury Note/Bond	8.125%	5/15/21	190	192
United States Treasury Note/Bond	2.250%	4/15/22	152,395	155,824
United States Treasury Note/Bond	0.125%	4/30/22	303,871	304,013
United States Treasury Note/Bond	1.750%	4/30/22	675,014	687,143
United States Treasury Note/Bond	1.875%	4/30/22	160,194	163,273
United States Treasury Note/Bond	1.750%	5/15/22	172,660	175,843
United States Treasury Note/Bond	2.125%	5/15/22	260,496	266,398
United States Treasury Note/Bond	0.125%	5/31/22	97,393	97,408
United States Treasury Note/Bond	1.750%	5/31/22	314,855	320,857
United States Treasury Note/Bond	1.875%	5/31/22	15,000	15,309
United States Treasury Note/Bond	1.750%	6/15/22	150,771	153,739
United States Treasury Note/Bond	0.125%	6/30/22	686,672	686,779
United States Treasury Note/Bond	1.750%	6/30/22	69,830	71,259
United States Treasury Note/Bond	2.125%	6/30/22	54,730	56,107
United States Treasury Note/Bond	1.750%	7/15/22	96,605	98,643
United States Treasury Note/Bond	0.125%	7/31/22	526,342	526,424
United States Treasury Note/Bond	1.875%	7/31/22	229,394	234,770
United States Treasury Note/Bond	2.000%	7/31/22	212,520	217,866
United States Treasury Note/Bond	1.500%	8/15/22	217,455	221,566
United States Treasury Note/Bond	1.625%	8/15/22	131,447	134,158
United States Treasury Note/Bond	0.125%	8/31/22	318,090	318,090
United States Treasury Note/Bond	1.625%	8/31/22	508,341	519,064
United States Treasury Note/Bond	1.875%	8/31/22	228,867	234,517
United States Treasury Note/Bond	1.500%	9/15/22	233,725	238,363
United States Treasury Note/Bond	0.125%	9/30/22	280,251	280,207
United States Treasury Note/Bond	1.750%	9/30/22	103,585	106,094
United States Treasury Note/Bond	1.875%	9/30/22	193,712	198,767
United States Treasury Note/Bond	1.375%	10/15/22	242,515	247,138
United States Treasury Note/Bond	0.125%	10/31/22	314,825	314,776
United States Treasury Note/Bond	1.875%	10/31/22	10,915	11,214
United States Treasury Note/Bond	2.000%	10/31/22	203,144	209,111
United States Treasury Note/Bond	1.625%	11/15/22	310,263	317,680
United States Treasury Note/Bond	0.125%	11/30/22	23,540	23,536
United States Treasury Note/Bond	2.000%	11/30/22	486,670	501,726
United States Treasury Note/Bond	1.625%	12/15/22	112,375	115,202
United States Treasury Note/Bond	0.125%	12/31/22	311,546	311,400
United States Treasury Note/Bond	2.125%	12/31/22	777,347	804,068
United States Treasury Note/Bond	1.500%	1/15/23	242,855	248,699
United States Treasury Note/Bond	0.125%	1/31/23	244,412	244,259
United States Treasury Note/Bond	1.750%	1/31/23	39,330	40,473
United States Treasury Note/Bond	2.375%	1/31/23	295,243	307,237

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.375%	2/15/23	141,475	144,702
United States Treasury Note/Bond	2.000%	2/15/23	35,000	36,198
United States Treasury Note/Bond	0.125%	2/28/23	79,571	79,521
United States Treasury Note/Bond	1.500%	2/28/23	285,326	292,593
United States Treasury Note/Bond	2.625%	2/28/23	863,733	904,221
United States Treasury Note/Bond	0.125%	3/31/23	271,627	271,457
United States Treasury Note/Bond	1.500%	3/31/23	176,205	180,885
United States Treasury Note/Bond	2.500%	3/31/23	196,875	206,073
United States Treasury Note/Bond	0.250%	4/15/23	962,025	963,528
United States Treasury Note/Bond	1.625%	4/30/23	70,895	73,011
United States Treasury Note/Bond	2.750%	4/30/23	20,990	22,105
United States Treasury Note/Bond	0.125%	5/15/23	106,014	105,882
United States Treasury Note/Bond	1.750%	5/15/23	382,650	395,206
United States Treasury Note/Bond	1.625%	5/31/23	210,100	216,534
United States Treasury Note/Bond	2.750%	5/31/23	213,123	224,878
United States Treasury Note/Bond	0.250%	6/15/23	150,040	150,204
United States Treasury Note/Bond	1.375%	6/30/23	130,000	133,413
United States Treasury Note/Bond	2.625%	6/30/23	321,252	338,720
United States Treasury Note/Bond	0.125%	7/15/23	996,646	994,622
United States Treasury Note/Bond	1.250%	7/31/23	69,648	71,324
United States Treasury Note/Bond	2.750%	7/31/23	165,108	174,860
United States Treasury Note/Bond	0.125%	8/15/23	233,135	232,589
United States Treasury Note/Bond	2.500%	8/15/23	339,900	358,276
United States Treasury Note/Bond	1.375%	8/31/23	204,880	210,578
United States Treasury Note/Bond	2.750%	8/31/23	244,140	258,979
United States Treasury Note/Bond	0.125%	9/15/23	399,685	398,561
United States Treasury Note/Bond	1.375%	9/30/23	118,075	121,433
United States Treasury Note/Bond	2.875%	9/30/23	358,829	382,377
United States Treasury Note/Bond	0.125%	10/15/23	235,725	234,952
United States Treasury Note/Bond	1.625%	10/31/23	10,000	10,353
United States Treasury Note/Bond	2.875%	10/31/23	150,867	161,003
United States Treasury Note/Bond	2.750%	11/15/23	413,762	440,657
United States Treasury Note/Bond	2.125%	11/30/23	851,850	893,910
United States Treasury Note/Bond	2.875%	11/30/23	117,469	125,563
United States Treasury Note/Bond	0.125%	12/15/23	433,960	432,061
United States Treasury Note/Bond	2.250%	12/31/23	53,392	56,246
United States Treasury Note/Bond	2.625%	12/31/23	167,648	178,336
United States Treasury Note/Bond	0.125%	1/15/24	496,850	494,288
United States Treasury Note/Bond	2.250%	1/31/24	154,680	163,139
United States Treasury Note/Bond	2.500%	1/31/24	319,655	339,333
United States Treasury Note/Bond	0.125%	2/15/24	531,940	529,031
United States Treasury Note/Bond	2.750%	2/15/24	299,076	319,825
United States Treasury Note/Bond	2.125%	2/29/24	303,995	319,765
United States Treasury Note/Bond	2.375%	2/29/24	333,228	352,909
United States Treasury Note/Bond	0.250%	3/15/24	335,030	334,140
United States Treasury Note/Bond	2.125%	3/31/24	536,754	565,017
United States Treasury Note/Bond	2.000%	4/30/24	95,635	100,387
United States Treasury Note/Bond	2.250%	4/30/24	318,585	336,804
United States Treasury Note/Bond	2.500%	5/15/24	405,309	432,034
United States Treasury Note/Bond	2.000%	5/31/24	478,278	502,192
United States Treasury Note/Bond	1.750%	6/30/24	238,738	248,884
United States Treasury Note/Bond	2.000%	6/30/24	227,460	238,975
United States Treasury Note/Bond	1.750%	7/31/24	237,309	247,543
United States Treasury Note/Bond	2.125%	7/31/24	192,650	203,336
United States Treasury Note/Bond	2.375%	8/15/24	460,333	489,823
United States Treasury Note/Bond	1.250%	8/31/24	215,108	220,688
United States Treasury Note/Bond	1.875%	8/31/24	160,978	168,599
United States Treasury Note/Bond	1.500%	9/30/24	220,815	228,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.125%	9/30/24	322,595	340,791
	United States Treasury Note/Bond	1.500%	10/31/24	257,844	266,627
	United States Treasury Note/Bond	2.250%	10/31/24	287,110	304,606
	United States Treasury Note/Bond	2.250%	11/15/24	511,920	543,275
	United States Treasury Note/Bond	1.500%	11/30/24	149,822	154,902
	United States Treasury Note/Bond	2.125%	11/30/24	215,565	227,825
	United States Treasury Note/Bond	1.750%	12/31/24	139,095	145,094
	United States Treasury Note/Bond	2.250%	12/31/24	220,395	234,135
	United States Treasury Note/Bond	1.375%	1/31/25	198,815	204,562
	United States Treasury Note/Bond	2.500%	1/31/25	441,295	473,220
	United States Treasury Note/Bond	2.000%	2/15/25	298,865	314,742
	United States Treasury Note/Bond	1.125%	2/28/25	140,914	143,556
	United States Treasury Note/Bond	2.750%	2/28/25	174,840	189,210
	United States Treasury Note/Bond	2.625%	3/31/25	124,516	134,244
	United States Treasury Note/Bond	0.375%	4/30/25	95,118	93,929
	United States Treasury Note/Bond	2.875%	4/30/25	222,775	242,546
	United States Treasury Note/Bond	2.125%	5/15/25	744,630	788,144
	United States Treasury Note/Bond	0.250%	5/31/25	217,886	213,699
	United States Treasury Note/Bond	2.875%	5/31/25	346,735	377,670
	United States Treasury Note/Bond	0.250%	6/30/25	103,035	100,942
	United States Treasury Note/Bond	2.750%	6/30/25	119,750	129,910
	United States Treasury Note/Bond	0.250%	7/31/25	209,968	205,343
	United States Treasury Note/Bond	2.875%	7/31/25	127,915	139,507
	United States Treasury Note/Bond	2.000%	8/15/25	1,203,162	1,267,644
	United States Treasury Note/Bond	0.250%	8/31/25	265,785	259,556
	United States Treasury Note/Bond	2.750%	8/31/25	199,795	216,965
	United States Treasury Note/Bond	0.250%	9/30/25	166,345	162,238
	United States Treasury Note/Bond	3.000%	9/30/25	173,516	190,488
	United States Treasury Note/Bond	0.250%	10/31/25	196,995	191,824
	United States Treasury Note/Bond	3.000%	10/31/25	151,522	166,437
	United States Treasury Note/Bond	2.250%	11/15/25	507,400	540,222
	United States Treasury Note/Bond	0.375%	11/30/25	419,630	410,451
	United States Treasury Note/Bond	2.875%	11/30/25	183,217	200,279
	United States Treasury Note/Bond	0.375%	12/31/25	170,415	166,421
	United States Treasury Note/Bond	2.625%	12/31/25	222,585	240,809
	United States Treasury Note/Bond	0.375%	1/31/26	310,895	303,171
	United States Treasury Note/Bond	2.625%	1/31/26	170,870	184,940
	United States Treasury Note/Bond	1.625%	2/15/26	772,589	798,905
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	15,216
	United States Treasury Note/Bond	0.500%	2/28/26	435,727	427,149
	United States Treasury Note/Bond	2.500%	2/28/26	271,040	291,834
	United States Treasury Note/Bond	0.750%	3/31/26	404,385	400,847
	United States Treasury Note/Bond	2.250%	3/31/26	239,650	255,115
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	269,703
	United States Treasury Note/Bond	1.625%	5/15/26	577,710	596,666
					41,015,549
Agency Bonds and Notes (3.1%)
[1]	AID-Iraq	2.149%	1/18/22	9,755	9,906
[1]	AID-Israel	5.500%	9/18/23	4,300	4,845
[1]	AID-Israel	5.500%	12/4/23	8,000	9,087
[1]	AID-Israel	5.500%	4/26/24	12,058	13,910
[1]	AID-Jordan	2.578%	6/30/22	3,200	3,294
	Federal Farm Credit Banks	1.600%	12/28/21	6,455	6,529
	Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,101
	Federal Farm Credit Banks	0.375%	4/8/22	25,000	25,068
	Federal Farm Credit Banks	0.125%	11/23/22	20,000	19,990
	Federal Farm Credit Banks	0.125%	2/3/23	13,000	12,988
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,617
	Federal Farm Credit Banks	0.250%	2/26/24	20,000	19,948
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,776
	Federal Home Loan Banks	0.250%	6/3/22	40,000	40,058
	Federal Home Loan Banks	2.125%	6/10/22	5,650	5,784
	Federal Home Loan Banks	0.125%	8/12/22	45,000	44,993
	Federal Home Loan Banks	0.125%	10/21/22	25,000	24,992
	Federal Home Loan Banks	1.375%	2/17/23	23,000	23,517
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,288
	Federal Home Loan Banks	0.125%	3/17/23	15,000	14,985
	Federal Home Loan Banks	2.500%	2/13/24	79,850	84,765
	Federal Home Loan Banks	2.875%	6/14/24	20,000	21,561
	Federal Home Loan Banks	1.500%	8/15/24	9,970	10,310
	Federal Home Loan Banks	5.375%	8/15/24	100	116
	Federal Home Loan Banks	2.875%	9/13/24	20,000	21,616
	Federal Home Loan Banks	0.500%	4/14/25	35,000	34,750
	Federal Home Loan Banks	0.375%	9/4/25	15,000	14,724
[2]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	120,930	123,119
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	69,435	69,537
[2,3]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	46,000	45,999
[2]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	75,970	76,263
[2]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	25,000	25,093
[2,3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	21,125
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	46,000	46,045
[2]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	51,175	51,174
[2]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	40,000	39,980
[2]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	60,000	59,764
[2]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	43,000	42,955
[2]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	32,000	31,966
[2]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,000	20,648
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,000	54,060
[2]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	58,934
[2]	Federal National Mortgage Assn.	2.000%	1/5/22	53,865	54,659
[2]	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,013
[2]	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,089
[2]	Federal National Mortgage Assn.	2.250%	4/12/22	36,021	36,816
[2]	Federal National Mortgage Assn.	1.375%	9/6/22	10,875	11,066
[2]	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	26,980
[2]	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	19,905
[2]	Federal National Mortgage Assn.	0.250%	5/22/23	58,825	58,892
[2]	Federal National Mortgage Assn.	0.250%	7/10/23	56,000	56,012
[2]	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,881
[2]	Federal National Mortgage Assn.	0.250%	11/27/23	53,000	52,943
[2]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,996
[2]	Federal National Mortgage Assn.	1.750%	7/2/24	15,414	16,061
[2]	Federal National Mortgage Assn.	2.625%	9/6/24	126,615	135,801
[2]	Federal National Mortgage Assn.	1.625%	1/7/25	42,380	44,060
[2]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	35,636
[2]	Federal National Mortgage Assn.	0.500%	6/17/25	25,000	24,752
[2]	Federal National Mortgage Assn.	0.375%	8/25/25	45,000	44,233
[2]	Federal National Mortgage Assn.	0.500%	11/7/25	45,000	44,272
[1,3]	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,221
[1,3]	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,828
[1,3]	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,565
[1,3]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,795
[1,3]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,558
[1]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,221
	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,490
	Tennessee Valley Authority	0.750%	5/15/25	7,000	6,966
					2,017,012
Total U.S. Government and Agency Obligations (Cost $42,456,688)					43,032,561
Corporate Bonds (26.1%)
Communications (1.3%)
	Alphabet Inc.	3.375%	2/25/24	6,750	7,320
	Alphabet Inc.	0.450%	8/15/25	5,425	5,333
	America Movil SAB de CV	3.125%	7/16/22	11,278	11,616
	AT&T Inc.	3.000%	6/30/22	10,018	10,298
	AT&T Inc.	4.050%	12/15/23	4,150	4,526
	AT&T Inc.	0.900%	3/25/24	14,000	14,029
	AT&T Inc.	4.450%	4/1/24	9,463	10,387
	AT&T Inc.	3.950%	1/15/25	12,108	13,302
	AT&T Inc.	3.400%	5/15/25	24,600	26,678
	AT&T Inc.	3.600%	7/15/25	4,000	4,360
	AT&T Inc.	4.125%	2/17/26	14,796	16,559
	AT&T Inc.	1.700%	3/25/26	22,800	22,790
	Baidu Inc.	2.875%	7/6/22	5,800	5,937
	Baidu Inc.	3.500%	11/28/22	6,980	7,267
	Baidu Inc.	3.875%	9/29/23	4,900	5,236
	Baidu Inc.	4.375%	5/14/24	5,913	6,488
	Baidu Inc.	3.075%	4/7/25	8,737	9,211
	Baidu Inc.	4.125%	6/30/25	3,500	3,833
	Booking Holdings Inc.	2.750%	3/15/23	10,078	10,502
	Booking Holdings Inc.	3.650%	3/15/25	6,250	6,787
	Booking Holdings Inc.	4.100%	4/13/25	4,450	4,955
	British Telecommunications plc	4.500%	12/4/23	4,850	5,310
	Charter Communications Operating LLC	4.464%	7/23/22	23,459	24,467
[3]	Charter Communications Operating LLC	4.500%	2/1/24	10,501	11,486
	Charter Communications Operating LLC	4.908%	7/23/25	38,565	43,710
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	9,092	10,422
	Comcast Corp.	3.000%	2/1/24	12,545	13,385
	Comcast Corp.	3.600%	3/1/24	10,297	11,194
	Comcast Corp.	3.700%	4/15/24	15,913	17,341
	Comcast Corp.	3.375%	2/15/25	6,911	7,488
	Comcast Corp.	3.100%	4/1/25	11,050	11,890
	Comcast Corp.	3.375%	8/15/25	9,309	10,114
	Comcast Corp.	3.950%	10/15/25	22,349	24,949
	Comcast Corp.	3.150%	3/1/26	12,026	13,000
	Discovery Communications LLC	2.950%	3/20/23	9,790	10,215
	Discovery Communications LLC	3.800%	3/13/24	2,185	2,352
	Discovery Communications LLC	3.900%	11/15/24	4,299	4,692
	Discovery Communications LLC	3.450%	3/15/25	3,002	3,216
	Discovery Communications LLC	3.950%	6/15/25	6,443	7,042
	Discovery Communications LLC	4.900%	3/11/26	6,000	6,834
	Electronic Arts Inc.	4.800%	3/1/26	3,000	3,459
[3,4]	Expedia Group Inc.	3.600%	12/15/23	2,673	2,836
	Expedia Group Inc.	4.500%	8/15/24	5,579	6,086
	Expedia Group Inc.	5.000%	2/15/26	5,500	6,202
	Fox Corp.	4.030%	1/25/24	11,115	12,063
	Fox Corp.	3.050%	4/7/25	7,326	7,802
	Grupo Televisa SAB	6.625%	3/18/25	2,160	2,568
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	3,826	4,194
	Omnicom Group Inc.	3.625%	5/1/22	8,975	9,282
	Omnicom Group Inc.	3.650%	11/1/24	9,915	10,775
	Rogers Communications Inc.	3.000%	3/15/23	750	779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	4.100%	10/1/23	7,192	7,744
	Rogers Communications Inc.	3.625%	12/15/25	4,650	5,063
	TCI Communications Inc.	7.875%	2/15/26	4,350	5,625
	Telefonica Emisiones SA	4.570%	4/27/23	4,875	5,252
	Thomson Reuters Corp.	4.300%	11/23/23	5,910	6,390
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,821	10,118
[3,4]	T-Mobile USA Inc.	3.500%	4/15/25	27,066	29,197
[3,4]	T-Mobile USA Inc.	1.500%	2/15/26	8,100	8,011
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	2,725	2,811
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,050	7,621
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	7,312	7,862
	Verizon Communications Inc.	5.150%	9/15/23	31,628	35,047
	Verizon Communications Inc.	4.150%	3/15/24	1,100	1,199
	Verizon Communications Inc.	0.750%	3/22/24	13,000	12,980
	Verizon Communications Inc.	3.500%	11/1/24	6,486	7,032
	Verizon Communications Inc.	3.376%	2/15/25	22,055	23,902
	Verizon Communications Inc.	0.850%	11/20/25	12,850	12,546
	Verizon Communications Inc.	1.450%	3/20/26	13,000	12,970
	ViacomCBS Inc.	3.875%	4/1/24	5,559	5,983
	ViacomCBS Inc.	3.700%	8/15/24	5,035	5,444
	ViacomCBS Inc.	3.500%	1/15/25	5,162	5,546
	ViacomCBS Inc.	4.750%	5/15/25	10,387	11,741
	ViacomCBS Inc.	4.000%	1/15/26	6,888	7,568
	Vodafone Group plc	3.750%	1/16/24	10,723	11,623
	Vodafone Group plc	4.125%	5/30/25	10,822	12,065
	Walt Disney Co.	1.650%	9/1/22	1,950	1,986
	Walt Disney Co.	3.000%	9/15/22	12,623	13,104
	Walt Disney Co.	1.750%	8/30/24	9,500	9,807
	Walt Disney Co.	3.700%	9/15/24	5,297	5,784
	Walt Disney Co.	3.350%	3/24/25	13,260	14,369
	Walt Disney Co.	3.700%	10/15/25	6,773	7,464
	Walt Disney Co.	1.750%	1/13/26	14,170	14,477
	Weibo Corp.	3.500%	7/5/24	6,200	6,521
	WPP Finance 2010	3.625%	9/7/22	4,266	4,453
	WPP Finance 2010	3.750%	9/19/24	5,448	5,934
					857,806
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	3,250	3,388
	Alibaba Group Holding Ltd.	3.600%	11/28/24	19,526	21,178
	Amazon.com Inc.	3.300%	12/5/21	9,069	9,209
	Amazon.com Inc.	2.500%	11/29/22	8,453	8,715
	Amazon.com Inc.	2.400%	2/22/23	8,245	8,555
	Amazon.com Inc.	0.400%	6/3/23	6,900	6,917
	Amazon.com Inc.	2.800%	8/22/24	19,455	20,821
	Amazon.com Inc.	3.800%	12/5/24	3,687	4,082
	Amazon.com Inc.	0.800%	6/3/25	10,800	10,750
	Amazon.com Inc.	5.200%	12/3/25	4,054	4,761
	American Honda Finance Corp.	1.950%	5/20/22	1,925	1,961
[3]	American Honda Finance Corp.	2.200%	6/27/22	558	570
[3]	American Honda Finance Corp.	0.400%	10/21/22	2,875	2,875
[3]	American Honda Finance Corp.	2.600%	11/16/22	7,600	7,863
[3]	American Honda Finance Corp.	2.050%	1/10/23	6,999	7,189
[3]	American Honda Finance Corp.	1.950%	5/10/23	6,091	6,270
[3]	American Honda Finance Corp.	0.875%	7/7/23	10,400	10,465
[3]	American Honda Finance Corp.	3.450%	7/14/23	4,568	4,861
[3]	American Honda Finance Corp.	0.650%	9/8/23	5,000	5,006
[3]	American Honda Finance Corp.	3.625%	10/10/23	2,720	2,922
[3]	American Honda Finance Corp.	3.550%	1/12/24	2,350	2,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Honda Finance Corp.	2.900%	2/16/24	8,165	8,664
[3]	American Honda Finance Corp.	2.400%	6/27/24	10,865	11,392
[3]	American Honda Finance Corp.	0.550%	7/12/24	7,775	7,685
[3]	American Honda Finance Corp.	2.150%	9/10/24	5,603	5,830
[3]	American Honda Finance Corp.	1.200%	7/8/25	3,500	3,487
[3]	American Honda Finance Corp.	1.000%	9/10/25	4,425	4,337
	Aptiv Corp.	4.150%	3/15/24	4,092	4,459
	Aptiv plc	4.250%	1/15/26	3,821	4,298
	AutoNation Inc.	3.500%	11/15/24	3,155	3,397
	AutoNation Inc.	4.500%	10/1/25	3,229	3,586
	AutoZone Inc.	3.700%	4/15/22	4,005	4,106
	AutoZone Inc.	2.875%	1/15/23	8,739	9,061
	AutoZone Inc.	3.125%	4/18/24	6,850	7,302
	AutoZone Inc.	3.250%	4/15/25	1,522	1,629
	AutoZone Inc.	3.625%	4/15/25	4,070	4,435
	Block Financial LLC	5.500%	11/1/22	3,325	3,485
	Block Financial LLC	5.250%	10/1/25	772	864
	BorgWarner Inc.	3.375%	3/15/25	3,780	4,092
[3,4]	Daimler Finance North America LLC	0.750%	3/1/24	3,000	2,984
	DR Horton Inc.	4.375%	9/15/22	1,667	1,745
	DR Horton Inc.	4.750%	2/15/23	4,025	4,290
	DR Horton Inc.	5.750%	8/15/23	100	111
	DR Horton Inc.	2.500%	10/15/24	5,350	5,615
	DR Horton Inc.	2.600%	10/15/25	6,450	6,771
	eBay Inc.	2.750%	1/30/23	6,209	6,464
	eBay Inc.	3.450%	8/1/24	5,267	5,669
	eBay Inc.	1.900%	3/11/25	7,925	8,133
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	4,350	4,693
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,167	4,595
	General Motors Co.	4.875%	10/2/23	8,072	8,833
	General Motors Co.	5.400%	10/2/23	2,616	2,890
	General Motors Co.	4.000%	4/1/25	4,017	4,351
	General Motors Co.	6.125%	10/1/25	21,147	24,851
	General Motors Financial Co. Inc.	3.450%	4/10/22	13,967	14,299
	General Motors Financial Co. Inc.	3.150%	6/30/22	8,938	9,184
	General Motors Financial Co. Inc.	3.550%	7/8/22	12,448	12,877
	General Motors Financial Co. Inc.	3.250%	1/5/23	4,075	4,241
	General Motors Financial Co. Inc.	5.200%	3/20/23	17,950	19,473
	General Motors Financial Co. Inc.	3.700%	5/9/23	11,846	12,478
	General Motors Financial Co. Inc.	4.250%	5/15/23	6,521	6,969
	General Motors Financial Co. Inc.	4.150%	6/19/23	19,125	20,511
	General Motors Financial Co. Inc.	1.700%	8/18/23	7,150	7,282
	General Motors Financial Co. Inc.	5.100%	1/17/24	8,767	9,698
	General Motors Financial Co. Inc.	3.950%	4/13/24	9,500	10,207
	General Motors Financial Co. Inc.	3.500%	11/7/24	6,946	7,456
	General Motors Financial Co. Inc.	4.000%	1/15/25	12,561	13,614
	General Motors Financial Co. Inc.	2.900%	2/26/25	16,650	17,424
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,550	1,698
	General Motors Financial Co. Inc.	2.750%	6/20/25	10,750	11,183
	General Motors Financial Co. Inc.	4.300%	7/13/25	3,878	4,241
	General Motors Financial Co. Inc.	1.250%	1/8/26	5,675	5,569
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,000	11,429
	Global Payments Inc.	1.200%	3/1/26	7,000	6,854
	Harley-Davidson Inc.	3.500%	7/28/25	3,481	3,696
	Hasbro Inc.	2.600%	11/19/22	625	646
	Hasbro Inc.	3.000%	11/19/24	191	203
	Home Depot Inc.	2.625%	6/1/22	9,305	9,537
	Home Depot Inc.	2.700%	4/1/23	8,268	8,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.750%	2/15/24	6,422	6,973
	Home Depot Inc.	3.350%	9/15/25	9,500	10,385
	Hyatt Hotels Corp.	3.375%	7/15/23	2,500	2,612
	Hyatt Hotels Corp.	5.375%	4/23/25	3,700	4,139
	Hyatt Hotels Corp.	4.850%	3/15/26	3,077	3,400
	JD.com Inc.	3.125%	4/29/21	3,700	3,706
	Kohl's Corp.	3.250%	2/1/23	1,490	1,553
	Kohl's Corp.	9.500%	5/15/25	3,980	5,169
	Kohl's Corp.	4.250%	7/17/25	6,903	7,559
	Las Vegas Sands Corp.	3.200%	8/8/24	12,050	12,524
	Las Vegas Sands Corp.	2.900%	6/25/25	3,854	3,944
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,085
	Lennar Corp.	4.750%	11/15/22	4,800	5,049
	Lennar Corp.	4.875%	12/15/23	4,850	5,286
	Lennar Corp.	4.500%	4/30/24	9,763	10,619
	Lennar Corp.	5.875%	11/15/24	75	85
	Lennar Corp.	4.750%	5/30/25	6,700	7,465
	Lowe's Cos. Inc.	3.120%	4/15/22	2,027	2,071
	Lowe's Cos. Inc.	3.875%	9/15/23	6,832	7,344
	Lowe's Cos. Inc.	3.125%	9/15/24	3,741	4,012
	Lowe's Cos. Inc.	4.000%	4/15/25	4,228	4,677
	Lowe's Cos. Inc.	3.375%	9/15/25	7,371	8,024
	Magna International Inc.	3.625%	6/15/24	6,580	7,094
	Magna International Inc.	4.150%	10/1/25	1,307	1,465
	Marriott International Inc.	3.250%	9/15/22	3,804	3,898
	Marriott International Inc.	2.125%	10/3/22	2,450	2,487
[3]	Marriott International Inc.	4.150%	12/1/23	2,050	2,204
	Marriott International Inc.	3.600%	4/15/24	7,232	7,683
	Marriott International Inc.	3.750%	3/15/25	2,043	2,174
[3]	Marriott International Inc.	5.750%	5/1/25	5,925	6,792
	Marriott International Inc.	3.750%	10/1/25	4,977	5,317
[3]	Marriott International Inc.	3.125%	6/15/26	2,000	2,096
[3]	McDonald's Corp.	3.350%	4/1/23	8,301	8,745
[3]	McDonald's Corp.	3.375%	5/26/25	4,435	4,805
[3]	McDonald's Corp.	3.300%	7/1/25	11,035	11,946
[3]	McDonald's Corp.	1.450%	9/1/25	6,056	6,105
[3]	McDonald's Corp.	3.700%	1/30/26	6,086	6,711
	Mohawk Industries Inc.	3.850%	2/1/23	4,675	4,918
	NIKE Inc.	2.250%	5/1/23	700	723
	NIKE Inc.	2.400%	3/27/25	9,100	9,569
	NVR Inc.	3.950%	9/15/22	4,600	4,779
	O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	7,036
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,285	3,587
	PulteGroup Inc.	5.500%	3/1/26	3,889	4,521
	PVH Corp.	4.625%	7/10/25	3,865	4,241
	Ralph Lauren Corp.	1.700%	6/15/22	3,587	3,644
	Ralph Lauren Corp.	3.750%	9/15/25	3,281	3,601
	Ross Stores Inc.	4.600%	4/15/25	5,560	6,248
	Sands China Ltd.	4.600%	8/8/23	12,238	13,095
	Sands China Ltd.	5.125%	8/8/25	14,046	15,714
	Stanley Black & Decker Inc.	3.400%	3/1/26	6,233	6,842
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,671	2,800
	Starbucks Corp.	1.300%	5/7/22	3,700	3,737
	Starbucks Corp.	2.700%	6/15/22	2,996	3,068
	Starbucks Corp.	3.100%	3/1/23	6,300	6,601
	Starbucks Corp.	3.850%	10/1/23	5,825	6,268
	Starbucks Corp.	3.800%	8/15/25	10,093	11,138
	Stellantis NV	5.250%	4/15/23	10,100	10,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	3.000%	7/15/22	3,000	3,067
	Tapestry Inc.	4.250%	4/1/25	4,910	5,318
	TJX Cos. Inc.	2.500%	5/15/23	5,909	6,135
	TJX Cos. Inc.	3.500%	4/15/25	19,574	21,321
	Toyota Motor Corp.	2.157%	7/2/22	9,222	9,430
	Toyota Motor Corp.	3.419%	7/20/23	10,050	10,722
	Toyota Motor Corp.	0.681%	3/25/24	10,000	9,987
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,846
	Toyota Motor Corp.	1.339%	3/25/26	7,800	7,784
[3]	Toyota Motor Credit Corp.	2.650%	4/12/22	5,905	6,044
[3]	Toyota Motor Credit Corp.	1.150%	5/26/22	10,150	10,265
[3]	Toyota Motor Credit Corp.	0.450%	7/22/22	3,600	3,609
[3]	Toyota Motor Credit Corp.	2.150%	9/8/22	12,475	12,799
[3]	Toyota Motor Credit Corp.	0.350%	10/14/22	6,525	6,525
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	2,592	2,692
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	7,440	7,743
[3]	Toyota Motor Credit Corp.	2.900%	3/30/23	2,300	2,412
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	5,950	5,956
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	6,300	6,434
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,290	1,382
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,232	4,413
[3]	Toyota Motor Credit Corp.	0.450%	1/11/24	7,650	7,641
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	3,400	3,612
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	27,865	28,567
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	11,553	12,370
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,475	5,368
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	5,625	5,508
	VF Corp.	2.050%	4/23/22	5,216	5,301
	VF Corp.	2.400%	4/23/25	6,141	6,401
	Whirlpool Corp.	4.700%	6/1/22	2,248	2,352
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,380
	Whirlpool Corp.	3.700%	5/1/25	2,450	2,676
[3]	Yale University	0.873%	4/15/25	3,916	3,912
					1,128,607
Consumer Staples (1.5%)
	Altria Group Inc.	2.850%	8/9/22	5,673	5,851
	Altria Group Inc.	4.000%	1/31/24	10,131	10,992
	Altria Group Inc.	3.800%	2/14/24	11,040	11,922
	Altria Group Inc.	2.350%	5/6/25	6,600	6,841
	Altria Group Inc.	4.400%	2/14/26	11,343	12,751
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	33,012	36,181
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	5,050	5,534
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	16,270	18,077
	Archer-Daniels-Midland Co.	2.750%	3/27/25	3,300	3,506
	BAT Capital Corp.	2.764%	8/15/22	1,119	1,149
	BAT Capital Corp.	3.222%	8/15/24	10,589	11,243
	BAT Capital Corp.	2.789%	9/6/24	11,333	11,923
	BAT International Finance plc	1.668%	3/25/26	14,082	13,866
	Beam Suntory Inc.	3.250%	5/15/22	151	155
	Brown-Forman Corp.	3.500%	4/15/25	1,565	1,697
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	3,025	3,118
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,400	7,001
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	2,770	2,768
	Campbell Soup Co.	3.650%	3/15/23	3,044	3,224
	Campbell Soup Co.	3.950%	3/15/25	7,460	8,194
	Campbell Soup Co.	3.300%	3/19/25	2,300	2,473
	Church & Dwight Co. Inc.	2.450%	8/1/22	2,320	2,379
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,000	3,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clorox Co.	3.050%	9/15/22	4,475	4,616
	Clorox Co.	3.500%	12/15/24	3,152	3,441
	Coca-Cola Co.	2.500%	4/1/23	5,297	5,533
	Coca-Cola Co.	3.200%	11/1/23	11,822	12,680
	Coca-Cola Co.	1.750%	9/6/24	8,223	8,544
	Coca-Cola Co.	2.950%	3/25/25	9,150	9,853
	Coca-Cola Co.	2.875%	10/27/25	9,360	10,121
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,910
[3]	Colgate-Palmolive Co.	2.250%	11/15/22	7,354	7,596
[3]	Colgate-Palmolive Co.	2.100%	5/1/23	750	777
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	3,940	4,254
	Conagra Brands Inc.	3.250%	9/15/22	4,000	4,153
	Conagra Brands Inc.	4.300%	5/1/24	11,071	12,201
	Conagra Brands Inc.	4.600%	11/1/25	6,948	7,859
	Constellation Brands Inc.	2.700%	5/9/22	4,230	4,324
	Constellation Brands Inc.	2.650%	11/7/22	10,523	10,854
	Constellation Brands Inc.	3.200%	2/15/23	8,077	8,451
	Constellation Brands Inc.	4.250%	5/1/23	10,096	10,818
	Constellation Brands Inc.	4.750%	11/15/24	3,516	3,973
	Constellation Brands Inc.	4.400%	11/15/25	3,750	4,229
	Constellation Brands Inc.	4.750%	12/1/25	3,689	4,235
	Costco Wholesale Corp.	2.300%	5/18/22	9,218	9,412
	Costco Wholesale Corp.	2.750%	5/18/24	5,852	6,253
	Diageo Capital plc	2.625%	4/29/23	9,974	10,385
	Diageo Capital plc	3.500%	9/18/23	1,200	1,287
	Diageo Capital plc	2.125%	10/24/24	7,450	7,771
	Diageo Capital plc	1.375%	9/29/25	6,650	6,695
	Diageo Investment Corp.	2.875%	5/11/22	1,094	1,125
	Dollar General Corp.	3.250%	4/15/23	9,008	9,436
	Dollar General Corp.	4.150%	11/1/25	5,841	6,503
	Dollar Tree Inc.	3.700%	5/15/23	8,137	8,636
	Dollar Tree Inc.	4.000%	5/15/25	7,279	8,031
	Estee Lauder Cos. Inc.	2.000%	12/1/24	3,091	3,224
	Flowers Foods Inc.	4.375%	4/1/22	1,450	1,492
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	2,046
	General Mills Inc.	2.600%	10/12/22	5,845	6,031
	General Mills Inc.	3.700%	10/17/23	14,063	15,082
	General Mills Inc.	3.650%	2/15/24	428	463
	Hershey Co.	2.625%	5/1/23	1,250	1,303
	Hershey Co.	3.375%	5/15/23	3,543	3,757
	Hershey Co.	2.050%	11/15/24	3,757	3,930
	Hershey Co.	0.900%	6/1/25	500	496
	Hershey Co.	3.200%	8/21/25	3,525	3,808
	J M Smucker Co.	3.500%	3/15/25	9,065	9,852
	Kellogg Co.	2.650%	12/1/23	3,684	3,872
	Keurig Dr Pepper Inc.	4.057%	5/25/23	4,231	4,531
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,444	7,894
	Keurig Dr Pepper Inc.	0.750%	3/15/24	10,000	10,000
	Keurig Dr Pepper Inc.	4.417%	5/25/25	8,325	9,320
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,359	2,561
	Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,745
	Kimberly-Clark Corp.	3.050%	8/15/25	2,290	2,468
	Kimberly-Clark Corp.	2.750%	2/15/26	1,961	2,097
	Kroger Co.	3.400%	4/15/22	2,100	2,149
	Kroger Co.	2.800%	8/1/22	7,025	7,227
	Kroger Co.	3.850%	8/1/23	7,000	7,483
	Kroger Co.	4.000%	2/1/24	2,500	2,716
	Kroger Co.	3.500%	2/1/26	1,777	1,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McCormick & Co. Inc.	2.700%	8/15/22	4,788	4,927
	McCormick & Co. Inc.	3.150%	8/15/24	6,380	6,817
	McCormick & Co. Inc.	0.900%	2/15/26	5,455	5,300
	Mead Johnson Nutrition Co.	4.125%	11/15/25	10,255	11,498
	Molson Coors Beverage Co.	3.500%	5/1/22	3,428	3,535
[3,4]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	8,000	8,199
	Mondelez International Inc.	0.625%	7/1/22	5,200	5,215
	Mondelez International Inc.	1.500%	5/4/25	6,777	6,848
	PepsiCo Inc.	2.250%	5/2/22	8,641	8,816
	PepsiCo Inc.	3.100%	7/17/22	5,165	5,330
	PepsiCo Inc.	2.750%	3/1/23	7,292	7,628
	PepsiCo Inc.	0.750%	5/1/23	12,911	13,026
	PepsiCo Inc.	3.600%	3/1/24	4,375	4,750
	PepsiCo Inc.	2.250%	3/19/25	18,368	19,301
	PepsiCo Inc.	2.750%	4/30/25	6,307	6,724
	PepsiCo Inc.	3.500%	7/17/25	5,788	6,342
	PepsiCo Inc.	2.850%	2/24/26	4,000	4,306
	Philip Morris International Inc.	2.375%	8/17/22	9,542	9,787
	Philip Morris International Inc.	2.500%	8/22/22	8,681	8,941
	Philip Morris International Inc.	2.500%	11/2/22	7,974	8,227
	Philip Morris International Inc.	2.625%	3/6/23	2,050	2,137
	Philip Morris International Inc.	1.125%	5/1/23	5,580	5,662
	Philip Morris International Inc.	2.125%	5/10/23	3,504	3,617
	Philip Morris International Inc.	3.600%	11/15/23	4,400	4,746
	Philip Morris International Inc.	2.875%	5/1/24	3,775	4,006
	Philip Morris International Inc.	3.250%	11/10/24	2,345	2,539
	Philip Morris International Inc.	1.500%	5/1/25	6,268	6,338
	Philip Morris International Inc.	3.375%	8/11/25	4,997	5,418
	Philip Morris International Inc.	2.750%	2/25/26	5,298	5,607
	Procter & Gamble Co.	2.150%	8/11/22	5,144	5,278
	Procter & Gamble Co.	3.100%	8/15/23	7,969	8,496
	Procter & Gamble Co.	0.550%	10/29/25	5,670	5,573
	Procter & Gamble Co.	2.700%	2/2/26	7,302	7,853
	Reynolds American Inc.	4.850%	9/15/23	5,025	5,518
	Reynolds American Inc.	4.450%	6/12/25	22,726	25,212
	Sysco Corp.	2.600%	6/12/22	5,025	5,141
	Sysco Corp.	3.550%	3/15/25	2,029	2,193
	Sysco Corp.	5.650%	4/1/25	6,346	7,366
	Sysco Corp.	3.750%	10/1/25	5,256	5,723
	Target Corp.	3.500%	7/1/24	1,600	1,749
	Target Corp.	2.250%	4/15/25	14,598	15,296
	Tyson Foods Inc.	4.500%	6/15/22	12,873	13,367
	Tyson Foods Inc.	3.900%	9/28/23	2,873	3,097
	Tyson Foods Inc.	3.950%	8/15/24	14,721	16,061
	Unilever Capital Corp.	2.200%	5/5/22	4,564	4,654
	Unilever Capital Corp.	3.125%	3/22/23	2,015	2,122
	Unilever Capital Corp.	0.375%	9/14/23	1,700	1,705
	Unilever Capital Corp.	3.250%	3/7/24	7,753	8,331
	Unilever Capital Corp.	2.600%	5/5/24	4,450	4,706
	Unilever Capital Corp.	3.375%	3/22/25	3,425	3,702
	Unilever Capital Corp.	3.100%	7/30/25	4,175	4,527
	Walgreen Co.	3.100%	9/15/22	4,830	5,005
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,150	7,783
	Walmart Inc.	2.350%	12/15/22	11,245	11,623
	Walmart Inc.	2.550%	4/11/23	6,664	6,925
	Walmart Inc.	3.400%	6/26/23	15,023	15,998
	Walmart Inc.	3.300%	4/22/24	10,950	11,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.850%	7/8/24	12,000	12,871
	Walmart Inc.	2.650%	12/15/24	11,825	12,656
	Walmart Inc.	3.550%	6/26/25	16,773	18,485
					975,786
Energy (2.0%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	16,764	17,392
	Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,281
	Boardwalk Pipelines LP	4.950%	12/15/24	3,193	3,575
[3]	BP Capital Markets America Inc.	3.245%	5/6/22	10,547	10,883
[3]	BP Capital Markets America Inc.	2.520%	9/19/22	5,930	6,099
	BP Capital Markets America Inc.	2.937%	4/6/23	6,800	7,142
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	13,214	13,838
[3]	BP Capital Markets America Inc.	3.216%	11/28/23	8,162	8,696
	BP Capital Markets America Inc.	3.790%	2/6/24	1,650	1,788
[3]	BP Capital Markets America Inc.	3.224%	4/14/24	6,309	6,763
	BP Capital Markets America Inc.	3.194%	4/6/25	5,750	6,181
	BP Capital Markets America Inc.	3.796%	9/21/25	8,236	9,081
	BP Capital Markets America Inc.	3.410%	2/11/26	6,025	6,536
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	1,750	1,883
	BP Capital Markets plc	3.245%	5/6/22	1,250	1,290
	BP Capital Markets plc	2.500%	11/6/22	20,220	20,895
	BP Capital Markets plc	3.994%	9/26/23	1,951	2,120
	BP Capital Markets plc	3.814%	2/10/24	3,554	3,864
	BP Capital Markets plc	3.535%	11/4/24	12,382	13,518
	BP Capital Markets plc	3.506%	3/17/25	4,275	4,665
	Canadian Natural Resources Ltd.	2.950%	1/15/23	11,993	12,443
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,010	1,082
	Canadian Natural Resources Ltd.	3.900%	2/1/25	3,878	4,174
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,974	6,038
	Cenovus Energy Inc.	3.000%	8/15/22	3,800	3,886
	Cenovus Energy Inc.	3.800%	9/15/23	3,400	3,591
	Cenovus Energy Inc.	5.375%	7/15/25	12,700	14,288
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	13,781	15,865
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	11,823	13,463
	Chevron Corp.	2.498%	3/3/22	4,618	4,704
	Chevron Corp.	2.355%	12/5/22	14,912	15,342
	Chevron Corp.	1.141%	5/11/23	10,600	10,771
	Chevron Corp.	2.566%	5/16/23	6,392	6,663
	Chevron Corp.	3.191%	6/24/23	12,842	13,545
	Chevron Corp.	2.895%	3/3/24	8,559	9,118
	Chevron Corp.	1.554%	5/11/25	21,476	21,866
	Chevron USA Inc.	0.333%	8/12/22	5,150	5,150
	Chevron USA Inc.	0.426%	8/11/23	6,000	6,006
	Chevron USA Inc.	3.900%	11/15/24	3,555	3,914
	Chevron USA Inc.	0.687%	8/12/25	8,600	8,435
	Cimarex Energy Co.	4.375%	6/1/24	5,765	6,269
	Columbia Pipeline Group Inc.	4.500%	6/1/25	6,533	7,320
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,623
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,484
	ConocoPhillips Co.	4.950%	3/15/26	7,269	8,409
	Devon Energy Corp.	5.850%	12/15/25	2,210	2,577
	Diamondback Energy Inc.	0.900%	3/24/23	5,000	5,003
	Diamondback Energy Inc.	2.875%	12/1/24	8,535	8,994
	Diamondback Energy Inc.	4.750%	5/31/25	5,530	6,173
	Enable Midstream Partners LP	3.900%	5/15/24	5,150	5,477
	Enbridge Energy Partners LP	5.875%	10/15/25	5,272	6,204
	Enbridge Inc.	2.900%	7/15/22	5,970	6,134
	Enbridge Inc.	4.000%	10/1/23	4,647	4,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	3.500%	6/10/24	3,400	3,637
	Enbridge Inc.	2.500%	1/15/25	2,381	2,475
	Energy Transfer Operating LP	3.600%	2/1/23	9,481	9,848
	Energy Transfer Operating LP	4.250%	3/15/23	3,661	3,862
[3]	Energy Transfer Operating LP	4.200%	9/15/23	3,000	3,214
	Energy Transfer Operating LP	5.875%	1/15/24	12,458	13,860
	Energy Transfer Operating LP	4.900%	2/1/24	3,590	3,913
	Energy Transfer Operating LP	4.500%	4/15/24	5,470	5,955
	Energy Transfer Operating LP	4.050%	3/15/25	5,559	5,990
	Energy Transfer Operating LP	2.900%	5/15/25	8,018	8,339
	Energy Transfer Operating LP	4.750%	1/15/26	6,524	7,225
	Energy Transfer Partners LP	5.000%	10/1/22	5,450	5,723
	Energy Transfer Partners LP	4.500%	11/1/23	7,189	7,728
	Enterprise Products Operating LLC	3.350%	3/15/23	12,727	13,347
	Enterprise Products Operating LLC	3.900%	2/15/24	6,505	7,031
	Enterprise Products Operating LLC	3.750%	2/15/25	17,400	18,998
	Enterprise Products Operating LLC	3.700%	2/15/26	250	274
[3]	Enterprise Products Operating LLC	4.875%	8/16/77	3,900	3,666
	EOG Resources Inc.	2.625%	3/15/23	8,779	9,118
	EOG Resources Inc.	3.150%	4/1/25	4,795	5,122
	EOG Resources Inc.	4.150%	1/15/26	5,700	6,400
	Exxon Mobil Corp.	1.902%	8/16/22	8,453	8,633
	Exxon Mobil Corp.	2.726%	3/1/23	12,488	12,997
	Exxon Mobil Corp.	1.571%	4/15/23	16,350	16,734
	Exxon Mobil Corp.	3.176%	3/15/24	5,000	5,345
	Exxon Mobil Corp.	2.019%	8/16/24	7,370	7,670
	Exxon Mobil Corp.	2.709%	3/6/25	6,960	7,348
	Exxon Mobil Corp.	2.992%	3/19/25	35,090	37,569
	Exxon Mobil Corp.	3.043%	3/1/26	11,484	12,374
	Halliburton Co.	3.500%	8/1/23	3,276	3,468
	Halliburton Co.	3.800%	11/15/25	5,854	6,439
[3]	Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,788
	Hess Corp.	3.500%	7/15/24	2,250	2,371
	HollyFrontier Corp.	2.625%	10/1/23	1,515	1,560
	Husky Energy Inc.	3.950%	4/15/22	3,600	3,682
	Husky Energy Inc.	4.000%	4/15/24	4,870	5,197
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	9,109	9,210
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,946	2,025
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,200	8,569
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	3,081	3,266
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,425	5,869
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	6,951	7,592
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,225	5,757
	Kinder Morgan Inc.	3.150%	1/15/23	5,100	5,323
	Kinder Morgan Inc.	4.300%	6/1/25	3,788	4,224
	Magellan Midstream Partners LP	5.000%	3/1/26	5,025	5,763
	Marathon Oil Corp.	2.800%	11/1/22	2,706	2,777
	Marathon Oil Corp.	3.850%	6/1/25	6,221	6,672
	Marathon Petroleum Corp.	4.500%	5/1/23	8,225	8,811
	Marathon Petroleum Corp.	4.750%	12/15/23	6,642	7,298
	Marathon Petroleum Corp.	3.625%	9/15/24	3,956	4,273
	Marathon Petroleum Corp.	4.700%	5/1/25	13,220	14,856
	MPLX LP	3.500%	12/1/22	5,918	6,177
	MPLX LP	3.375%	3/15/23	4,739	4,970
	MPLX LP	4.500%	7/15/23	12,295	13,217
	MPLX LP	4.875%	12/1/24	10,506	11,740
	MPLX LP	4.000%	2/15/25	7,255	7,917
	MPLX LP	4.875%	6/1/25	7,651	8,607

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MPLX LP	1.750%	3/1/26	5,911	5,896
ONEOK Inc.	7.500%	9/1/23	3,699	4,208
ONEOK Inc.	2.750%	9/1/24	2,468	2,585
ONEOK Partners LP	3.375%	10/1/22	6,459	6,669
ONEOK Partners LP	5.000%	9/15/23	3,640	3,955
ONEOK Partners LP	4.900%	3/15/25	10,500	11,675
Phillips 66	4.300%	4/1/22	6,160	6,389
Phillips 66	3.700%	4/6/23	3,250	3,444
Phillips 66	0.900%	2/15/24	3,000	3,001
Phillips 66	3.850%	4/9/25	15,625	17,062
Phillips 66	1.300%	2/15/26	1,485	1,469
Phillips 66 Partners LP	2.450%	12/15/24	3,000	3,119
Phillips 66 Partners LP	3.605%	2/15/25	3,100	3,319
Pioneer Natural Resources Co.	0.750%	1/15/24	5,700	5,678
Pioneer Natural Resources Co.	1.125%	1/15/26	5,950	5,833
Plains All American Pipeline LP	3.650%	6/1/22	4,501	4,609
Plains All American Pipeline LP	2.850%	1/31/23	6,950	7,139
Plains All American Pipeline LP	3.850%	10/15/23	4,671	4,946
Plains All American Pipeline LP	3.600%	11/1/24	6,889	7,329
Plains All American Pipeline LP	4.650%	10/15/25	10,663	11,702
Sabine Pass Liquefaction LLC	5.625%	4/15/23	7,325	7,944
Sabine Pass Liquefaction LLC	5.750%	5/15/24	19,125	21,596
Sabine Pass Liquefaction LLC	5.625%	3/1/25	12,638	14,445
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,452	4,443
Schlumberger Investment SA	3.650%	12/1/23	11,910	12,773
Shell International Finance BV	2.375%	8/21/22	10,724	11,026
Shell International Finance BV	2.250%	1/6/23	4,290	4,429
Shell International Finance BV	3.400%	8/12/23	7,854	8,393
Shell International Finance BV	0.375%	9/15/23	4,825	4,806
Shell International Finance BV	3.500%	11/13/23	750	807
Shell International Finance BV	2.000%	11/7/24	8,425	8,769
Shell International Finance BV	2.375%	4/6/25	12,900	13,537
Shell International Finance BV	3.250%	5/11/25	19,500	21,101
Spectra Energy Partners LP	4.750%	3/15/24	7,425	8,157
Spectra Energy Partners LP	3.500%	3/15/25	5,372	5,755
Suncor Energy Inc.	2.800%	5/15/23	4,450	4,644
Suncor Energy Inc.	3.600%	12/1/24	8,293	9,014
Suncor Energy Inc.	3.100%	5/15/25	3,950	4,214
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,416	1,469
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,503	2,703
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,083	5,915
TC PipeLines LP	4.375%	3/13/25	500	553
Total Capital Canada Ltd.	2.750%	7/15/23	12,903	13,578
Total Capital International SA	2.700%	1/25/23	6,650	6,932
Total Capital International SA	3.700%	1/15/24	11,338	12,316
Total Capital International SA	3.750%	4/10/24	3,038	3,319
Total Capital International SA	2.434%	1/10/25	4,589	4,798
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,825	7,019
TransCanada PipeLines Ltd.	3.750%	10/16/23	10,601	11,322
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,864	2,132
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	3,648	4,618
Valero Energy Corp.	2.700%	4/15/23	10,100	10,477
Valero Energy Corp.	1.200%	3/15/24	3,900	3,906
Valero Energy Corp.	3.650%	3/15/25	6,520	6,998
Valero Energy Corp.	2.850%	4/15/25	4,655	4,855
Williams Cos. Inc.	4.000%	11/15/21	5,715	5,790
Williams Cos. Inc.	3.350%	8/15/22	7,384	7,619
Williams Cos. Inc.	3.700%	1/15/23	7,303	7,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.500%	11/15/23	3,496	3,810
	Williams Cos. Inc.	4.300%	3/4/24	9,139	9,941
	Williams Cos. Inc.	4.550%	6/24/24	7,781	8,578
	Williams Cos. Inc.	3.900%	1/15/25	4,993	5,397
	Williams Cos. Inc.	4.000%	9/15/25	12,542	13,718
	WPX Energy Inc.	5.250%	9/15/24	5,275	5,849
					1,294,430
Financials (10.2%)
	AerCap Ireland Capital DAC	3.500%	5/26/22	1,015	1,042
	AerCap Ireland Capital DAC	4.625%	7/1/22	4,080	4,252
	AerCap Ireland Capital DAC	3.300%	1/23/23	11,980	12,414
	AerCap Ireland Capital DAC	4.125%	7/3/23	4,550	4,823
	AerCap Ireland Capital DAC	4.500%	9/15/23	12,446	13,362
	AerCap Ireland Capital DAC	4.875%	1/16/24	5,125	5,573
	AerCap Ireland Capital DAC	3.150%	2/15/24	12,050	12,559
	AerCap Ireland Capital DAC	2.875%	8/14/24	4,150	4,294
	AerCap Ireland Capital DAC	3.500%	1/15/25	4,193	4,396
	AerCap Ireland Capital DAC	6.500%	7/15/25	12,323	14,347
	AerCap Ireland Capital DAC	4.450%	10/1/25	6,438	6,996
	AerCap Ireland Capital DAC	1.750%	1/30/26	5,875	5,700
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,050	3,342
	Affiliated Managers Group Inc.	3.500%	8/1/25	3,601	3,902
	Aflac Inc.	3.625%	6/15/23	7,008	7,502
	Aflac Inc.	3.625%	11/15/24	7,986	8,789
	Aflac Inc.	3.250%	3/17/25	3,975	4,273
	Aflac Inc.	1.125%	3/15/26	2,000	1,984
	Air Lease Corp.	2.625%	7/1/22	3,334	3,408
	Air Lease Corp.	2.250%	1/15/23	3,000	3,076
	Air Lease Corp.	2.750%	1/15/23	4,814	4,966
	Air Lease Corp.	3.875%	7/3/23	8,295	8,811
	Air Lease Corp.	3.000%	9/15/23	3,812	3,983
[3]	Air Lease Corp.	4.250%	2/1/24	8,765	9,485
[3]	Air Lease Corp.	0.700%	2/15/24	3,650	3,605
	Air Lease Corp.	4.250%	9/15/24	2,635	2,872
[3]	Air Lease Corp.	2.300%	2/1/25	5,125	5,206
	Air Lease Corp.	3.250%	3/1/25	8,838	9,263
	Air Lease Corp.	3.375%	7/1/25	5,625	5,941
[3]	Air Lease Corp.	2.875%	1/15/26	4,939	5,124
	Aircastle Ltd.	5.000%	4/1/23	4,924	5,238
	Aircastle Ltd.	4.400%	9/25/23	7,785	8,272
	Aircastle Ltd.	4.125%	5/1/24	450	475
	Alleghany Corp.	4.950%	6/27/22	4,038	4,247
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,163	4,461
	Allstate Corp.	3.150%	6/15/23	1,000	1,058
	Allstate Corp.	0.750%	12/15/25	3,250	3,187
[3]	Allstate Corp.	5.750%	8/15/53	6,514	6,937
	Ally Financial Inc.	4.625%	5/19/22	750	784
	Ally Financial Inc.	3.050%	6/5/23	4,904	5,131
	Ally Financial Inc.	1.450%	10/2/23	11,651	11,811
	Ally Financial Inc.	3.875%	5/21/24	10,850	11,704
	Ally Financial Inc.	5.125%	9/30/24	8,495	9,589
	Ally Financial Inc.	4.625%	3/30/25	6,499	7,230
	Ally Financial Inc.	5.800%	5/1/25	2,105	2,443
	American Express Co.	2.750%	5/20/22	8,250	8,456
	American Express Co.	2.500%	8/1/22	10,236	10,511
	American Express Co.	2.650%	12/2/22	11,198	11,615
	American Express Co.	3.400%	2/27/23	19,016	20,016
	American Express Co.	3.700%	8/3/23	9,622	10,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	3.400%	2/22/24	9,044	9,725
	American Express Co.	2.500%	7/30/24	20,095	21,195
	American Express Co.	3.000%	10/30/24	12,560	13,454
	American Express Co.	3.625%	12/5/24	4,104	4,464
	American Express Co.	4.200%	11/6/25	4,808	5,429
	American International Group Inc.	4.875%	6/1/22	3,350	3,515
	American International Group Inc.	4.125%	2/15/24	10,591	11,561
	American International Group Inc.	2.500%	6/30/25	16,183	16,863
	American International Group Inc.	3.750%	7/10/25	5,960	6,507
	Ameriprise Financial Inc.	4.000%	10/15/23	8,653	9,402
	Ameriprise Financial Inc.	3.700%	10/15/24	4,424	4,851
	Ameriprise Financial Inc.	3.000%	4/2/25	6,676	7,100
	Aon plc	4.000%	11/27/23	6,480	6,997
	Aon plc	3.500%	6/14/24	6,220	6,694
	Aon plc	3.875%	12/15/25	3,734	4,125
	Ares Capital Corp.	3.500%	2/10/23	5,140	5,359
	Ares Capital Corp.	4.200%	6/10/24	7,741	8,351
	Ares Capital Corp.	4.250%	3/1/25	4,537	4,868
	Ares Capital Corp.	3.250%	7/15/25	4,177	4,308
	Ares Capital Corp.	3.875%	1/15/26	11,385	11,993
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,300	2,507
	Assurant Inc.	4.000%	3/15/23	3,600	3,831
	Assurant Inc.	4.200%	9/27/23	1,500	1,620
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,575	2,892
[3]	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,825	6,848
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,265	4,377
[3]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	10,242	10,623
[3]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	2,962	3,044
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	352	390
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,000	1,972
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	2,950	2,956
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	2,203	2,157
	Banco Santander SA	3.500%	4/11/22	5,130	5,285
	Banco Santander SA	3.125%	2/23/23	7,591	7,938
	Banco Santander SA	3.848%	4/12/23	11,923	12,660
	Banco Santander SA	2.706%	6/27/24	6,378	6,718
	Banco Santander SA	2.746%	5/28/25	11,440	11,936
	Banco Santander SA	5.179%	11/19/25	5,986	6,788
	Banco Santander SA	1.849%	3/25/26	5,000	4,976
	Bancolombia SA	3.000%	1/29/25	4,220	4,299
[3]	Bank of America Corp.	5.000%	5/13/21	75	75
[3]	Bank of America Corp.	2.503%	10/21/22	20,637	20,868
[3]	Bank of America Corp.	3.300%	1/11/23	32,007	33,631
[3]	Bank of America Corp.	2.881%	4/24/23	15,455	15,825
[3]	Bank of America Corp.	2.816%	7/21/23	20,233	20,839
	Bank of America Corp.	4.100%	7/24/23	13,775	14,851
[3]	Bank of America Corp.	3.004%	12/20/23	39,529	41,105
[3]	Bank of America Corp.	4.125%	1/22/24	3,550	3,882
[3]	Bank of America Corp.	3.550%	3/5/24	34,733	36,633
[3]	Bank of America Corp.	4.000%	4/1/24	5,059	5,533
[3]	Bank of America Corp.	1.486%	5/19/24	5,750	5,847
[3]	Bank of America Corp.	3.864%	7/23/24	17,723	18,921
[3]	Bank of America Corp.	4.200%	8/26/24	21,567	23,713
[3]	Bank of America Corp.	0.810%	10/24/24	25,300	25,291
[3]	Bank of America Corp.	4.000%	1/22/25	16,514	18,081
[3]	Bank of America Corp.	3.458%	3/15/25	1,950	2,094
[3]	Bank of America Corp.	3.950%	4/21/25	24,416	26,770
[3]	Bank of America Corp.	3.875%	8/1/25	11,150	12,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	0.981%	9/25/25	11,250	11,186
[3]	Bank of America Corp.	3.093%	10/1/25	21,209	22,591
[3]	Bank of America Corp.	2.456%	10/22/25	25,375	26,606
[3]	Bank of America Corp.	3.366%	1/23/26	14,375	15,445
[3]	Bank of America Corp.	2.015%	2/13/26	33,575	34,298
[3]	Bank of America Corp.	1.319%	6/19/26	44,900	44,744
[3]	Bank of America Corp.	1.197%	10/24/26	15,175	14,944
[3]	Bank of America Corp.	1.658%	3/11/27	17,217	17,194
[3]	Bank of Montreal	2.050%	11/1/22	1,500	1,540
[3]	Bank of Montreal	2.550%	11/6/22	150	155
	Bank of Montreal	0.450%	12/8/23	10,860	10,799
[3]	Bank of Montreal	3.300%	2/5/24	9,131	9,789
[3]	Bank of Montreal	2.500%	6/28/24	8,048	8,486
[3]	Bank of Montreal	1.850%	5/1/25	26,928	27,557
[3]	Bank of Montreal	0.949%	1/22/27	16,100	15,647
[3]	Bank of Montreal	4.338%	10/5/28	4,270	4,622
[3]	Bank of Montreal	4.800%	2/25/70	117	122
[3]	Bank of New York Mellon Corp.	1.950%	8/23/22	4,575	4,677
[3]	Bank of New York Mellon Corp.	1.850%	1/27/23	9,250	9,516
[3]	Bank of New York Mellon Corp.	2.950%	1/29/23	10,752	11,230
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	3,100	3,297
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	8,885	9,097
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	9,475	10,131
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	9,790	10,177
[3]	Bank of New York Mellon Corp.	0.350%	12/7/23	6,050	6,043
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,415
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	11,369	12,339
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	3,900	4,106
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	2,912	3,116
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	4,950	5,035
[3]	Bank of Nova Scotia	2.450%	9/19/22	2,796	2,883
	Bank of Nova Scotia	2.000%	11/15/22	7,211	7,408
	Bank of Nova Scotia	2.375%	1/18/23	1,125	1,164
	Bank of Nova Scotia	1.950%	2/1/23	12,395	12,734
	Bank of Nova Scotia	1.625%	5/1/23	1,300	1,327
	Bank of Nova Scotia	0.550%	9/15/23	5,350	5,325
	Bank of Nova Scotia	3.400%	2/11/24	14,305	15,367
	Bank of Nova Scotia	2.200%	2/3/25	17,414	18,097
	Bank of Nova Scotia	1.300%	6/11/25	1,400	1,401
	Bank of Nova Scotia	4.500%	12/16/25	9,841	11,132
	Bank of Nova Scotia	1.050%	3/2/26	7,000	6,878
	BankUnited Inc.	4.875%	11/17/25	2,757	3,112
	Barclays Bank plc	1.700%	5/12/22	21,900	22,205
[3]	Barclays Bank plc	3.750%	5/15/24	500	545
	Barclays plc	3.684%	1/10/23	9,265	9,481
[3]	Barclays plc	4.338%	5/16/24	29,754	31,854
	Barclays plc	4.375%	9/11/24	3,168	3,443
	Barclays plc	1.007%	12/10/24	500	499
	Barclays plc	3.650%	3/16/25	10,729	11,532
[3]	Barclays plc	3.932%	5/7/25	7,265	7,822
	Barclays plc	4.375%	1/12/26	19,661	21,833
[3]	Barclays plc	2.852%	5/7/26	14,566	15,173
[3]	BBVA USA	2.875%	6/29/22	9,978	10,262
[3]	BBVA USA	3.875%	4/10/25	2,250	2,460
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,887	5,041
	Berkshire Hathaway Inc.	3.000%	2/11/23	3,280	3,434
	Berkshire Hathaway Inc.	2.750%	3/15/23	16,922	17,670
	Berkshire Hathaway Inc.	3.125%	3/15/26	19,850	21,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BGC Partners Inc.	5.375%	7/24/23	5,014	5,447
	BGC Partners Inc.	3.750%	10/1/24	1,201	1,259
	BlackRock Inc.	3.375%	6/1/22	4,274	4,428
	BlackRock Inc.	3.500%	3/18/24	5,023	5,485
[3,4]	Blackstone Secured Lending Fund	3.650%	7/14/23	312	325
[3,4]	Blackstone Secured Lending Fund	3.625%	1/15/26	2,448	2,532
[3]	BNP Paribas SA	3.250%	3/3/23	7,656	8,060
[3]	BNP Paribas SA	4.250%	10/15/24	7,540	8,325
[3]	BPCE SA	2.750%	12/2/21	9,850	10,010
[3,4]	BPCE SA	3.000%	5/22/22	6,000	6,174
	BPCE SA	4.000%	4/15/24	6,993	7,653
	Brookfield Asset Management Inc.	4.000%	1/15/25	3,863	4,226
	Brookfield Finance Inc.	4.000%	4/1/24	6,035	6,546
	Brown & Brown Inc.	4.200%	9/15/24	4,161	4,579
[3,4]	Business Development Corp. of America	3.250%	3/30/26	2,000	1,987
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	8,375	8,593
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	11,500	11,566
[3]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	5,420	5,562
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,150	8,750
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	9,750	9,675
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,805	6,178
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,325	6,555
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	3,900	3,835
	Capital One Bank USA NA	3.375%	2/15/23	17,140	17,995
[3]	Capital One Bank USA NA	2.280%	1/28/26	200	205
	Capital One Financial Corp.	3.200%	1/30/23	4,175	4,373
	Capital One Financial Corp.	2.600%	5/11/23	11,420	11,875
	Capital One Financial Corp.	3.500%	6/15/23	3,205	3,409
	Capital One Financial Corp.	3.900%	1/29/24	6,283	6,794
	Capital One Financial Corp.	3.750%	4/24/24	5,343	5,767
	Capital One Financial Corp.	3.300%	10/30/24	12,485	13,422
	Capital One Financial Corp.	3.200%	2/5/25	7,335	7,814
	Capital One Financial Corp.	4.250%	4/30/25	18,325	20,229
	Capital One Financial Corp.	4.200%	10/29/25	13,433	14,868
[3]	Capital One NA	2.150%	9/6/22	1,600	1,636
	CBRE Services Inc.	4.875%	3/1/26	4,500	5,164
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,654
	Charles Schwab Corp.	2.650%	1/25/23	6,335	6,586
	Charles Schwab Corp.	3.550%	2/1/24	2,870	3,094
	Charles Schwab Corp.	0.750%	3/18/24	11,975	12,034
	Charles Schwab Corp.	3.000%	3/10/25	1,326	1,413
	Charles Schwab Corp.	4.200%	3/24/25	6,125	6,842
	Charles Schwab Corp.	3.850%	5/21/25	4,925	5,432
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,961	5,127
	Chubb INA Holdings Inc.	2.700%	3/13/23	6,359	6,626
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,450	6,940
	Chubb INA Holdings Inc.	3.150%	3/15/25	17,537	18,851
[3]	CIT Bank NA	2.969%	9/27/25	500	523
[3]	Citibank NA	3.650%	1/23/24	6,645	7,193
	Citigroup Inc.	2.750%	4/25/22	25,700	26,278
	Citigroup Inc.	4.050%	7/30/22	9,797	10,237
	Citigroup Inc.	2.700%	10/27/22	10,065	10,379
	Citigroup Inc.	3.375%	3/1/23	625	657
	Citigroup Inc.	3.500%	5/15/23	15,195	16,086
[3]	Citigroup Inc.	2.876%	7/24/23	16,043	16,526
	Citigroup Inc.	3.875%	10/25/23	13,767	14,922
[3]	Citigroup Inc.	1.678%	5/15/24	19,897	20,244
[3]	Citigroup Inc.	4.044%	6/1/24	20,901	22,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.750%	6/16/24	9,500	10,360
	Citigroup Inc.	4.000%	8/5/24	650	709
	Citigroup Inc.	0.776%	10/30/24	16,800	16,760
	Citigroup Inc.	3.875%	3/26/25	1,450	1,570
[3]	Citigroup Inc.	3.352%	4/24/25	14,910	15,952
	Citigroup Inc.	3.300%	4/27/25	921	991
	Citigroup Inc.	4.400%	6/10/25	17,962	19,923
	Citigroup Inc.	5.500%	9/13/25	8,795	10,193
	Citigroup Inc.	3.700%	1/12/26	15,002	16,440
	Citigroup Inc.	4.600%	3/9/26	1,709	1,923
[3]	Citigroup Inc.	3.106%	4/8/26	40,391	43,006
	Citigroup Inc.	1.122%	1/28/27	9,550	9,312
[3]	Citizens Bank NA	2.650%	5/26/22	4,219	4,314
[3]	Citizens Bank NA	3.700%	3/29/23	5,218	5,524
[3]	Citizens Bank NA	2.250%	4/28/25	2,600	2,692
[3]	Citizens Bank NA	3.750%	2/18/26	5,271	5,796
[3,4]	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	4,288
	CME Group Inc.	3.000%	9/15/22	1,560	1,618
	CME Group Inc.	3.000%	3/15/25	7,783	8,300
	CNA Financial Corp.	3.950%	5/15/24	3,849	4,184
	CNA Financial Corp.	4.500%	3/1/26	558	632
	CNO Financial Group Inc.	5.250%	5/30/25	7,700	8,740
[3]	Comerica Bank	2.500%	7/23/24	2,930	3,094
	Comerica Inc.	3.700%	7/31/23	10,846	11,609
	Cooperatieve Rabobank UA	3.950%	11/9/22	14,190	14,942
	Cooperatieve Rabobank UA	2.750%	1/10/23	3,900	4,063
	Cooperatieve Rabobank UA	4.625%	12/1/23	8,623	9,442
	Cooperatieve Rabobank UA	0.375%	1/12/24	1,900	1,893
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	16,017	17,433
	Cooperatieve Rabobank UA	4.375%	8/4/25	10,974	12,150
	Credit Suisse AG	2.800%	4/8/22	4,350	4,442
	Credit Suisse AG	1.000%	5/5/23	11,410	11,466
	Credit Suisse AG	0.495%	2/2/24	6,750	6,665
[3]	Credit Suisse AG	3.625%	9/9/24	17,794	19,241
	Credit Suisse AG	2.950%	4/9/25	43,644	46,029
	Credit Suisse Group AG	3.800%	6/9/23	8,588	9,098
	Credit Suisse Group AG	3.750%	3/26/25	15,890	17,088
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	14,874	15,517
[3]	Deutsche Bank AG	3.300%	11/16/22	11,979	12,458
	Deutsche Bank AG	3.950%	2/27/23	22,429	23,651
[3]	Deutsche Bank AG	3.700%	5/30/24	19,105	20,418
	Deutsche Bank AG	3.700%	5/30/24	1,700	1,817
[3]	Deutsche Bank AG	2.222%	9/18/24	13,875	14,231
[5]	Deutsche Bank AG	1.447%	4/1/25	3,150	3,150
[3]	Deutsche Bank AG	3.961%	11/26/25	1,300	1,407
	Deutsche Bank AG	4.100%	1/13/26	100	109
[3]	Deutsche Bank AG	4.100%	1/13/26	3,300	3,608
	Deutsche Bank AG	2.129%	11/24/26	5,650	5,643
[3]	Discover Bank	3.350%	2/6/23	5,016	5,248
[3]	Discover Bank	4.200%	8/8/23	12,670	13,676
	Discover Bank	2.450%	9/12/24	11,110	11,622
[3]	Discover Bank	4.250%	3/13/26	2,731	3,055
[3]	Discover Bank	4.682%	8/9/28	10,370	11,017
	Discover Financial Services	3.850%	11/21/22	11,824	12,421
	Discover Financial Services	3.950%	11/6/24	736	802
	Discover Financial Services	3.750%	3/4/25	1,720	1,863
	Discover Financial Services	4.500%	1/30/26	1,353	1,526
	E*TRADE Financial Corp.	2.950%	8/24/22	4,675	4,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Vance Corp.	3.625%	6/15/23	2,600	2,771
	Equitable Holdings Inc.	3.900%	4/20/23	4,211	4,476
	Fidelity National Financial Inc.	5.500%	9/1/22	3,085	3,294
	Fifth Third Bancorp	2.600%	6/15/22	500	512
	Fifth Third Bancorp	1.625%	5/5/23	2,400	2,451
	Fifth Third Bancorp	4.300%	1/16/24	10,028	10,951
	Fifth Third Bancorp	3.650%	1/25/24	16,322	17,585
	Fifth Third Bancorp	2.375%	1/28/25	1,744	1,813
[3]	Fifth Third Bank NA	2.875%	10/1/21	4,141	4,182
[3]	Fifth Third Bank NA	1.800%	1/30/23	4,663	4,780
[3]	Fifth Third Bank NA	3.850%	3/15/26	10,927	12,001
	First American Financial Corp.	4.600%	11/15/24	1,349	1,501
	First Horizon Corp.	4.000%	5/26/25	1,300	1,427
[3]	First Republic Bank	2.500%	6/6/22	7,300	7,461
[3]	First Republic Bank	1.912%	2/12/24	1,750	1,791
	FNB Corp.	2.200%	2/24/23	1,650	1,676
	Franklin Resources Inc.	2.800%	9/15/22	786	813
	Franklin Resources Inc.	2.850%	3/30/25	3,979	4,219
	FS KKR Capital Corp.	4.750%	5/15/22	3,266	3,376
	FS KKR Capital Corp.	4.625%	7/15/24	5,732	6,090
	FS KKR Capital Corp.	4.125%	2/1/25	3,199	3,288
	FS KKR Capital Corp.	3.400%	1/15/26	5,110	5,068
	GATX Corp.	3.900%	3/30/23	2,825	2,994
	GATX Corp.	3.250%	3/30/25	2,338	2,502
[3,4]	GE Capital Funding LLC	3.450%	5/15/25	12,980	14,035
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	13,542	14,682
	Global Payments Inc.	3.750%	6/1/23	5,420	5,741
	Global Payments Inc.	4.000%	6/1/23	6,800	7,279
	Global Payments Inc.	2.650%	2/15/25	10,569	11,104
	Goldman Sachs BDC Inc.	3.750%	2/10/25	2,740	2,887
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,069	4,112
	Goldman Sachs Group Inc.	3.000%	4/26/22	17,881	17,903
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	19,869	20,134
	Goldman Sachs Group Inc.	3.625%	1/22/23	11,991	12,652
[3]	Goldman Sachs Group Inc.	0.481%	1/27/23	18,950	18,903
	Goldman Sachs Group Inc.	3.200%	2/23/23	5,525	5,782
	Goldman Sachs Group Inc.	0.523%	3/8/23	5,000	5,000
[3]	Goldman Sachs Group Inc.	2.908%	6/5/23	12,256	12,575
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	14,789	15,222
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	28,856	28,827
	Goldman Sachs Group Inc.	3.625%	2/20/24	19,650	21,146
	Goldman Sachs Group Inc.	4.000%	3/3/24	11,341	12,365
	Goldman Sachs Group Inc.	0.673%	3/8/24	9,281	9,270
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	16,231	17,602
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,264	6,758
	Goldman Sachs Group Inc.	3.500%	4/1/25	33,486	36,220
	Goldman Sachs Group Inc.	3.750%	5/22/25	19,037	20,738
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	36,536	39,143
	Goldman Sachs Group Inc.	4.250%	10/21/25	24,361	27,158
	Goldman Sachs Group Inc.	3.750%	2/25/26	12,306	13,492
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	10,287	10,059
	Goldman Sachs Group Inc.	1.431%	3/9/27	13,594	13,485
	Golub Capital BDC Inc.	3.375%	4/15/24	600	623
	HSBC Holdings plc	3.600%	5/25/23	14,930	15,888
[3]	HSBC Holdings plc	3.033%	11/22/23	14,850	15,460
	HSBC Holdings plc	4.250%	3/14/24	15,640	17,014
[3]	HSBC Holdings plc	3.950%	5/18/24	15,428	16,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	HSBC Holdings plc	3.803%	3/11/25	38,675	41,668
	HSBC Holdings plc	4.250%	8/18/25	6,400	7,050
[3]	HSBC Holdings plc	2.633%	11/7/25	30,309	31,633
	HSBC Holdings plc	4.300%	3/8/26	27,945	31,241
[3]	HSBC Holdings plc	1.645%	4/18/26	15,000	14,945
[3]	HSBC Holdings plc	2.099%	6/4/26	34,030	34,633
[3]	HSBC Holdings plc	4.292%	9/12/26	11,077	12,254
	HSBC USA Inc.	3.500%	6/23/24	7,291	7,882
	Huntington Bancshares Inc.	2.625%	8/6/24	6,435	6,775
	Huntington Bancshares Inc.	4.000%	5/15/25	7,401	8,172
[3]	Huntington National Bank	3.125%	4/1/22	4,600	4,719
[3]	Huntington National Bank	2.500%	8/7/22	11,831	12,157
	Huntington National Bank	1.800%	2/3/23	4,285	4,385
[3]	Huntington National Bank	3.550%	10/6/23	1,800	1,935
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,050	7,283
	ING Groep NV	4.100%	10/2/23	11,513	12,460
	ING Groep NV	3.550%	4/9/24	5,813	6,252
	Intercontinental Exchange Inc.	2.350%	9/15/22	2,675	2,741
	Intercontinental Exchange Inc.	0.700%	6/15/23	10,075	10,085
	Intercontinental Exchange Inc.	3.450%	9/21/23	3,752	4,007
	Intercontinental Exchange Inc.	4.000%	10/15/23	6,535	7,078
	Intercontinental Exchange Inc.	3.750%	12/1/25	6,820	7,478
	International Lease Finance Corp.	5.875%	8/15/22	9,320	9,944
	Invesco Finance plc	3.125%	11/30/22	5,675	5,923
	Invesco Finance plc	4.000%	1/30/24	4,799	5,236
	Janus Capital Group Inc.	4.875%	8/1/25	2,311	2,607
	Jefferies Financial Group Inc.	5.500%	10/18/23	6,219	6,744
	JPMorgan Chase & Co.	3.250%	9/23/22	24,809	25,832
	JPMorgan Chase & Co.	2.972%	1/15/23	15,948	16,269
	JPMorgan Chase & Co.	3.200%	1/25/23	20,036	21,030
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	19,748	20,268
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	13,691	14,014
	JPMorgan Chase & Co.	3.375%	5/1/23	19,898	21,067
	JPMorgan Chase & Co.	2.700%	5/18/23	16,105	16,809
	JPMorgan Chase & Co.	3.875%	2/1/24	14,950	16,294
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	32,579	34,374
	JPMorgan Chase & Co.	3.625%	5/13/24	14,298	15,583
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	9,765	9,962
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	17,315	18,530
	JPMorgan Chase & Co.	3.875%	9/10/24	12,194	13,355
[3]	JPMorgan Chase & Co.	0.653%	9/16/24	18,200	18,211
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	4,768	5,154
	JPMorgan Chase & Co.	3.125%	1/23/25	1,356	1,450
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	17,975	19,192
	JPMorgan Chase & Co.	3.900%	7/15/25	2,834	3,121
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	21,875	22,691
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	30,578	31,436
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	75,325	77,133
	JPMorgan Chase & Co.	1.045%	11/19/26	16,000	15,614
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	15,200	16,778
	JPMorgan Chase & Co.	1.040%	2/4/27	16,100	15,645
	Kemper Corp.	4.350%	2/15/25	2,698	2,940
[3]	KeyBank NA	3.350%	6/15/21	3,715	3,738
[3]	KeyBank NA	3.180%	5/22/22	2,975	3,050
[3]	KeyBank NA	2.400%	6/9/22	7,790	7,983
[3]	KeyBank NA	2.300%	9/14/22	6,757	6,943
[3]	KeyBank NA	3.375%	3/7/23	5,020	5,311
[3]	KeyBank NA	1.250%	3/10/23	1,108	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	KeyBank NA	0.423%	1/3/24	8,900	8,887
[3]	KeyBank NA	3.300%	6/1/25	1,737	1,890
[3]	KeyCorp	4.150%	10/29/25	5,651	6,316
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	40	45
	Lazard Group LLC	3.750%	2/13/25	2,915	3,154
	Legg Mason Inc.	4.750%	3/15/26	3,214	3,702
	Lincoln National Corp.	4.000%	9/1/23	2,632	2,843
	Lincoln National Corp.	3.350%	3/9/25	4,375	4,736
[3]	Lloyds Banking Group plc	1.326%	6/15/23	22,300	22,524
	Lloyds Banking Group plc	4.050%	8/16/23	16,125	17,393
[3]	Lloyds Banking Group plc	2.907%	11/7/23	10,825	11,201
	Lloyds Banking Group plc	3.900%	3/12/24	1,000	1,085
	Lloyds Banking Group plc	0.695%	5/11/24	7,000	6,989
	Lloyds Banking Group plc	4.500%	11/4/24	5,637	6,241
	Lloyds Banking Group plc	4.450%	5/8/25	3,710	4,146
[3]	Lloyds Banking Group plc	3.870%	7/9/25	32,705	35,599
[3]	Lloyds Banking Group plc	2.438%	2/5/26	6,250	6,465
	Lloyds Banking Group plc	4.650%	3/24/26	5,110	5,709
	Loews Corp.	2.625%	5/15/23	4,835	5,026
	M&T Bank Corp.	3.550%	7/26/23	11,950	12,781
	Main Street Capital Corp.	5.200%	5/1/24	2,750	2,951
[3]	Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,300	1,329
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,471	3,706
	Manulife Financial Corp.	4.150%	3/4/26	7,214	8,082
	Markel Corp.	4.900%	7/1/22	2,700	2,843
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,086	3,242
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,155
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	8,340	9,127
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	3,365	3,624
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,180	5,613
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,416	4,870
	Mastercard Inc.	3.375%	4/1/24	5,343	5,802
	Mastercard Inc.	2.000%	3/3/25	4,651	4,837
	MetLife Inc.	3.048%	12/15/22	6,355	6,629
[3]	MetLife Inc.	4.368%	9/15/23	9,851	10,757
	MetLife Inc.	3.600%	4/10/24	7,161	7,775
	MetLife Inc.	3.000%	3/1/25	2,045	2,180
	MetLife Inc.	3.600%	11/13/25	4,373	4,795
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	13,625	14,001
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	16,568	17,047
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	11,755	12,389
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	21,383	22,903
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,966	4,145
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,675	7,152
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,225	7,655
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	8,750	8,729
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	24,175	24,896
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	13,675	13,659
	Mizuho Financial Group Inc.	2.601%	9/11/22	5,100	5,250
	Mizuho Financial Group Inc.	3.549%	3/5/23	9,306	9,846
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	12,850	13,196
[3]	Mizuho Financial Group Inc.	1.241%	7/10/24	3,800	3,843
[3]	Mizuho Financial Group Inc.	0.849%	9/8/24	5,100	5,083
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	8,070	8,652
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	5,233	5,519
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	3,200	3,253
	Morgan Stanley	2.750%	5/19/22	22,968	23,594
	Morgan Stanley	4.875%	11/1/22	6,936	7,392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley	3.125%	1/23/23	13,409	14,039
[3]	Morgan Stanley	3.750%	2/25/23	18,711	19,832
[3]	Morgan Stanley	4.100%	5/22/23	18,260	19,513
[3]	Morgan Stanley	0.560%	11/10/23	14,400	14,389
[3]	Morgan Stanley	0.529%	1/25/24	15,000	14,960
[3]	Morgan Stanley	3.737%	4/24/24	17,521	18,613
[3]	Morgan Stanley	3.875%	4/29/24	35,301	38,433
[3]	Morgan Stanley	3.700%	10/23/24	27,415	29,958
[3]	Morgan Stanley	2.720%	7/22/25	4,162	4,381
[3]	Morgan Stanley	4.000%	7/23/25	11,313	12,577
[3]	Morgan Stanley	0.864%	10/21/25	4,250	4,226
	Morgan Stanley	5.000%	11/24/25	8,131	9,312
[3]	Morgan Stanley	3.875%	1/27/26	21,180	23,573
[3]	Morgan Stanley	2.188%	4/28/26	64,100	66,211
	Morgan Stanley	0.985%	12/10/26	17,250	16,808
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,975	8,271
	MUFG Americas Holdings Corp.	3.000%	2/10/25	370	393
[3]	MUFG Union Bank NA	3.150%	4/1/22	18,742	19,235
[3]	MUFG Union Bank NA	2.100%	12/9/22	2,340	2,402
	Nasdaq Inc.	0.445%	12/21/22	1,400	1,398
	Nasdaq Inc.	4.250%	6/1/24	2,083	2,275
[3]	National Australia Bank Ltd.	2.500%	5/22/22	7,557	7,748
	National Australia Bank Ltd.	1.875%	12/13/22	1,566	1,603
	National Australia Bank Ltd.	3.000%	1/20/23	6,731	7,044
	National Australia Bank Ltd.	2.875%	4/12/23	350	368
	National Australia Bank Ltd.	3.625%	6/20/23	5,100	5,457
[3]	National Bank of Canada	2.100%	2/1/23	9,631	9,892
[3]	National Bank of Canada	0.900%	8/15/23	4,400	4,422
[3]	National Bank of Canada	0.550%	11/15/24	3,400	3,386
[3]	Natwest Group plc	3.498%	5/15/23	12,455	12,808
	Natwest Group plc	3.875%	9/12/23	20,551	21,999
	Natwest Group plc	6.000%	12/19/23	6,044	6,828
[3]	Natwest Group plc	2.359%	5/22/24	16,425	16,973
	Natwest Group plc	5.125%	5/28/24	15,837	17,574
[3]	Natwest Group plc	4.519%	6/25/24	15,525	16,765
[3]	Natwest Group plc	4.269%	3/22/25	3,496	3,799
[3]	Natwest Group plc	3.754%	11/1/29	800	850
	Nomura Holdings Inc.	2.648%	1/16/25	9,965	10,269
	Nomura Holdings Inc.	1.851%	7/16/25	15,250	15,220
	Northern Trust Corp.	2.375%	8/2/22	2,045	2,104
	Northern Trust Corp.	3.950%	10/30/25	4,160	4,631
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,600	2,673
	Old Republic International Corp.	4.875%	10/1/24	2,880	3,247
	Omega Healthcare Investors Inc.	5.250%	1/15/26	3,764	4,265
	ORIX Corp.	2.900%	7/18/22	4,395	4,527
	ORIX Corp.	3.250%	12/4/24	1,727	1,864
	Owl Rock Capital Corp.	5.250%	4/15/24	3,130	3,413
	Owl Rock Capital Corp.	4.000%	3/30/25	5,463	5,715
	Owl Rock Capital Corp.	3.750%	7/22/25	3,486	3,616
	Owl Rock Capital Corp.	4.250%	1/15/26	1,740	1,826
	PayPal Holdings Inc.	2.200%	9/26/22	9,178	9,419
	PayPal Holdings Inc.	1.350%	6/1/23	4,750	4,832
	PayPal Holdings Inc.	2.400%	10/1/24	8,461	8,888
	PayPal Holdings Inc.	1.650%	6/1/25	6,350	6,454
	People's United Bank NA	4.000%	7/15/24	550	593
	People's United Financial Inc.	3.650%	12/6/22	6,350	6,614
[3]	PNC Bank NA	2.450%	7/28/22	1,450	1,489
[3]	PNC Bank NA	2.700%	11/1/22	10,562	10,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	PNC Bank NA	2.028%	12/9/22	4,370	4,418
[3]	PNC Bank NA	2.950%	1/30/23	9,175	9,561
[3]	PNC Bank NA	3.500%	6/8/23	4,850	5,156
	PNC Bank NA	3.800%	7/25/23	3,900	4,176
[3]	PNC Bank NA	3.300%	10/30/24	14,838	16,142
[3]	PNC Bank NA	2.950%	2/23/25	4,750	5,067
[3]	PNC Bank NA	3.250%	6/1/25	587	633
[3]	PNC Bank NA	4.200%	11/1/25	5,391	6,079
	PNC Financial Services Group Inc.	2.854%	11/9/22	7,812	8,111
	PNC Financial Services Group Inc.	3.500%	1/23/24	8,685	9,370
	PNC Financial Services Group Inc.	3.900%	4/29/24	10,397	11,318
	PNC Financial Services Group Inc.	2.200%	11/1/24	968	1,017
	Primerica Inc.	4.750%	7/15/22	2,900	3,047
	Principal Financial Group Inc.	3.300%	9/15/22	1,865	1,941
	Principal Financial Group Inc.	3.125%	5/15/23	4,724	4,986
	Principal Financial Group Inc.	3.400%	5/15/25	2,411	2,606
	Prospect Capital Corp.	5.875%	3/15/23	376	398
	Prospect Capital Corp.	3.706%	1/22/26	2,750	2,717
[3]	Prudential Financial Inc.	3.500%	5/15/24	4,600	5,011
[3]	Prudential Financial Inc.	5.875%	9/15/42	5,314	5,620
[3]	Prudential Financial Inc.	5.625%	6/15/43	7,610	8,095
[3]	Prudential Financial Inc.	5.200%	3/15/44	6,485	6,907
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,701	5,159
	Realty Income Corp.	4.650%	8/1/23	7,779	8,431
	Realty Income Corp.	3.875%	4/15/25	1,870	2,050
	Realty Income Corp.	0.750%	3/15/26	5,825	5,613
	Regions Financial Corp.	3.800%	8/14/23	6,157	6,602
	Regions Financial Corp.	2.250%	5/18/25	2,934	3,035
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	4,015
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,753
[3]	Royal Bank of Canada	2.800%	4/29/22	10,780	11,073
[3]	Royal Bank of Canada	1.950%	1/17/23	8,634	8,857
[3]	Royal Bank of Canada	1.600%	4/17/23	8,190	8,385
[3]	Royal Bank of Canada	3.700%	10/5/23	12,907	13,904
[3]	Royal Bank of Canada	0.500%	10/26/23	9,705	9,695
[3]	Royal Bank of Canada	0.425%	1/19/24	7,000	6,931
[3]	Royal Bank of Canada	2.550%	7/16/24	8,925	9,421
[3]	Royal Bank of Canada	2.250%	11/1/24	20,960	21,935
[3]	Royal Bank of Canada	1.150%	6/10/25	9,042	9,009
[3]	Royal Bank of Canada	0.875%	1/20/26	10,850	10,606
[3]	Royal Bank of Canada	4.650%	1/27/26	12,987	14,823
	Santander Holdings USA Inc.	3.400%	1/18/23	11,950	12,462
	Santander Holdings USA Inc.	3.500%	6/7/24	8,804	9,380
	Santander Holdings USA Inc.	3.450%	6/2/25	360	383
	Santander Holdings USA Inc.	4.500%	7/17/25	10,038	11,017
	Santander Holdings USA Inc.	3.244%	10/5/26	11,149	11,755
	Santander UK Group Holdings plc	3.571%	1/10/23	4,800	4,900
[3]	Santander UK Group Holdings plc	3.373%	1/5/24	11,950	12,481
[3]	Santander UK Group Holdings plc	4.796%	11/15/24	7,025	7,718
	Santander UK Group Holdings plc	1.089%	3/15/25	8,000	7,995
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	7,000	6,922
	Santander UK plc	2.100%	1/13/23	10,342	10,657
	Santander UK plc	4.000%	3/13/24	9,741	10,633
	Santander UK plc	2.875%	6/18/24	6,857	7,296
[3]	Signature Bank	4.000%	10/15/30	2,500	2,556
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,787	1,867
	Sompo International Holdings Ltd.	4.700%	10/15/22	330	349
[3]	State Street Corp.	2.653%	5/15/23	9,628	9,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	3.100%	5/15/23	5,010	5,283
	State Street Corp.	3.700%	11/20/23	11,589	12,575
[3]	State Street Corp.	3.776%	12/3/24	6,395	6,895
	State Street Corp.	3.300%	12/16/24	12,408	13,500
	State Street Corp.	3.550%	8/18/25	8,682	9,525
[3]	State Street Corp.	2.354%	11/1/25	5,000	5,240
	State Street Corp.	2.901%	3/30/26	5,745	6,105
	Stifel Financial Corp.	4.250%	7/18/24	2,135	2,365
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,360	3,473
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,200	1,252
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	300	325
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	5,683
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	16,207	16,685
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,591
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	13,221	13,824
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,621	6,021
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,369	9,052
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	4,100	4,080
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	14,373	15,173
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,400	4,612
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	6,275	6,502
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	34,621	34,556
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	7,462	7,250
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,403	9,230
	SVB Financial Group	3.500%	1/29/25	2,270	2,454
[3]	Svenska Handelsbanken AB	3.900%	11/20/23	7,268	7,900
	Swiss Re America Holding Corp.	7.000%	2/15/26	5,023	6,259
[3]	Synchrony Bank	3.000%	6/15/22	3,455	3,546
	Synchrony Financial	3.750%	8/15/21	3,061	3,083
	Synchrony Financial	2.850%	7/25/22	6,029	6,191
	Synchrony Financial	4.375%	3/19/24	5,495	5,975
	Synchrony Financial	4.250%	8/15/24	10,040	10,901
	Synchrony Financial	4.500%	7/23/25	4,100	4,531
	Synovus Financial Corp.	3.125%	11/1/22	2,450	2,533
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,755	8,952
	TD Ameritrade Holding Corp.	3.750%	4/1/24	3,500	3,801
	TD Ameritrade Holding Corp.	3.625%	4/1/25	1,009	1,098
[3]	Toronto-Dominion Bank	1.900%	12/1/22	14,978	15,364
[3]	Toronto-Dominion Bank	0.250%	1/6/23	9,073	9,051
[3]	Toronto-Dominion Bank	3.500%	7/19/23	18,058	19,359
[3]	Toronto-Dominion Bank	0.450%	9/11/23	7,900	7,877
[3]	Toronto-Dominion Bank	3.250%	3/11/24	7,862	8,455
[3]	Toronto-Dominion Bank	2.650%	6/12/24	25,370	26,821
[3]	Toronto-Dominion Bank	1.150%	6/12/25	3,231	3,228
[3]	Toronto-Dominion Bank	0.750%	9/11/25	21,166	20,738
[3]	Toronto-Dominion Bank	0.750%	1/6/26	3,390	3,300
	Trinity Acquisition plc	4.400%	3/15/26	4,493	5,046
[3]	Truist Bank	2.800%	5/17/22	10,648	10,927
[3]	Truist Bank	2.450%	8/1/22	15,791	16,223
[3]	Truist Bank	3.000%	2/2/23	5,635	5,885
[3]	Truist Bank	1.250%	3/9/23	15,993	16,251
[3]	Truist Bank	2.750%	5/1/23	2,675	2,798
[3]	Truist Bank	3.200%	4/1/24	10,825	11,604
[3]	Truist Bank	3.689%	8/2/24	15,537	16,571
[3]	Truist Bank	2.150%	12/6/24	8,625	8,992
[3]	Truist Bank	1.500%	3/10/25	8,019	8,126
[3]	Truist Bank	3.625%	9/16/25	13,309	14,503
[3]	Truist Financial Corp.	2.750%	4/1/22	5,212	5,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Truist Financial Corp.	3.050%	6/20/22	11,777	12,142
[3]	Truist Financial Corp.	2.200%	3/16/23	4,228	4,369
[3]	Truist Financial Corp.	3.750%	12/6/23	5,916	6,406
[3]	Truist Financial Corp.	2.500%	8/1/24	3,345	3,522
[3]	Truist Financial Corp.	2.850%	10/26/24	8,597	9,168
	Truist Financial Corp.	4.000%	5/1/25	15,368	16,962
[3]	Truist Financial Corp.	3.700%	6/5/25	1,050	1,149
	Unum Group	4.000%	3/15/24	3,305	3,589
	Unum Group	4.500%	3/15/25	3,350	3,741
[3]	US Bancorp	2.950%	7/15/22	12,381	12,767
[3]	US Bancorp	3.700%	1/30/24	8,485	9,191
	US Bancorp	3.375%	2/5/24	8,700	9,375
	US Bancorp	2.400%	7/30/24	7,755	8,175
[3]	US Bancorp	3.600%	9/11/24	2,442	2,658
	US Bancorp	1.450%	5/12/25	10,050	10,162
[3]	US Bancorp	3.950%	11/17/25	2,245	2,503
[3]	US Bank NA	2.650%	5/23/22	8,809	9,029
	US Bank NA	1.950%	1/9/23	10,719	11,009
[3]	US Bank NA	2.850%	1/23/23	6,585	6,879
[3]	US Bank NA	3.400%	7/24/23	8,305	8,867
[3]	US Bank NA	2.050%	1/21/25	6,275	6,490
[3]	US Bank NA	2.800%	1/27/25	6,305	6,719
	VEREIT Operating Partnership LP	4.600%	2/6/24	7,491	8,204
	Visa Inc.	2.150%	9/15/22	7,995	8,192
	Visa Inc.	2.800%	12/14/22	17,986	18,670
	Visa Inc.	3.150%	12/14/25	35,766	38,968
	Voya Financial Inc.	3.125%	7/15/24	3,200	3,418
[3]	Voya Financial Inc.	5.650%	5/15/53	4,800	5,088
[3]	Wells Fargo & Co.	3.450%	2/13/23	9,110	9,598
	Wells Fargo & Co.	4.125%	8/15/23	9,631	10,415
	Wells Fargo & Co.	4.480%	1/16/24	3,168	3,488
[3]	Wells Fargo & Co.	3.750%	1/24/24	13,700	14,817
[3]	Wells Fargo & Co.	1.654%	6/2/24	23,250	23,690
[3]	Wells Fargo & Co.	3.300%	9/9/24	2,200	2,374
[3]	Wells Fargo & Co.	3.000%	2/19/25	18,300	19,432
[3]	Wells Fargo & Co.	3.550%	9/29/25	18,868	20,529
[3]	Wells Fargo & Co.	2.406%	10/30/25	37,002	38,550
[3]	Wells Fargo & Co.	2.164%	2/11/26	47,100	48,575
[3]	Wells Fargo & Co.	2.188%	4/30/26	35,016	36,085
[3]	Wells Fargo Bank NA	3.550%	8/14/23	16,796	17,973
	Western Union Co.	3.600%	3/15/22	3,950	4,063
	Western Union Co.	4.250%	6/9/23	1,050	1,126
	Western Union Co.	2.850%	1/10/25	5,005	5,250
	Western Union Co.	1.350%	3/15/26	2,000	1,950
	Westpac Banking Corp.	2.500%	6/28/22	10,900	11,198
	Westpac Banking Corp.	2.750%	1/11/23	7,726	8,058
	Westpac Banking Corp.	2.000%	1/13/23	7,611	7,824
	Westpac Banking Corp.	3.650%	5/15/23	12,282	13,092
	Westpac Banking Corp.	3.300%	2/26/24	9,706	10,445
	Westpac Banking Corp.	2.350%	2/19/25	17,275	18,078
[3]	Westpac Banking Corp.	2.894%	2/4/30	9,065	9,292
	Willis North America Inc.	3.600%	5/15/24	4,703	5,056
	XLIT Ltd.	4.450%	3/31/25	5,756	6,406
					6,567,621
Health Care (2.5%)
	Abbott Laboratories	3.400%	11/30/23	10,282	10,990
	Abbott Laboratories	2.950%	3/15/25	475	508
	Abbott Laboratories	3.875%	9/15/25	7,606	8,429

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AbbVie Inc.	3.250%	10/1/22	22,165	22,898
AbbVie Inc.	2.900%	11/6/22	21,854	22,653
AbbVie Inc.	3.200%	11/6/22	21,483	22,274
AbbVie Inc.	2.300%	11/21/22	16,170	16,621
AbbVie Inc.	2.850%	5/14/23	11,526	12,004
AbbVie Inc.	3.750%	11/14/23	11,484	12,343
AbbVie Inc.	3.850%	6/15/24	10,047	10,902
AbbVie Inc.	2.600%	11/21/24	34,132	35,912
AbbVie Inc.	3.800%	3/15/25	23,757	25,890
AbbVie Inc.	3.600%	5/14/25	32,704	35,513
Aetna Inc.	2.750%	11/15/22	7,258	7,467
Aetna Inc.	2.800%	6/15/23	5,938	6,194
Aetna Inc.	3.500%	11/15/24	1,650	1,781
Agilent Technologies Inc.	3.200%	10/1/22	3,403	3,523
Agilent Technologies Inc.	3.875%	7/15/23	1,870	1,993
AmerisourceBergen Corp.	0.737%	3/15/23	5,000	5,008
AmerisourceBergen Corp.	3.400%	5/15/24	8,801	9,425
AmerisourceBergen Corp.	3.250%	3/1/25	3,579	3,846
Amgen Inc.	2.700%	5/1/22	6,750	6,890
Amgen Inc.	2.650%	5/11/22	5,807	5,941
Amgen Inc.	3.625%	5/15/22	6,886	7,073
Amgen Inc.	2.250%	8/19/23	5,915	6,130
Amgen Inc.	3.625%	5/22/24	7,075	7,627
Amgen Inc.	1.900%	2/21/25	7,233	7,457
Amgen Inc.	3.125%	5/1/25	2,000	2,145
Anthem Inc.	3.125%	5/15/22	7,259	7,474
Anthem Inc.	2.950%	12/1/22	8,506	8,838
Anthem Inc.	3.300%	1/15/23	10,245	10,751
Anthem Inc.	0.450%	3/15/23	1,250	1,251
Anthem Inc.	3.500%	8/15/24	17,973	19,423
Anthem Inc.	3.350%	12/1/24	9,714	10,505
Anthem Inc.	2.375%	1/15/25	7,380	7,703
Anthem Inc.	1.500%	3/15/26	6,500	6,507
AstraZeneca plc	2.375%	6/12/22	7,870	8,037
AstraZeneca plc	3.500%	8/17/23	5,589	5,952
AstraZeneca plc	3.375%	11/16/25	15,219	16,572
Baxalta Inc.	3.600%	6/23/22	1,146	1,181
Baxalta Inc.	4.000%	6/23/25	8,950	9,878
Becton Dickinson & Co.	2.894%	6/6/22	10,729	10,998
Becton Dickinson & Co.	3.875%	5/15/24	2,200	2,364
Becton Dickinson & Co.	3.363%	6/6/24	13,383	14,337
Becton Dickinson & Co.	3.734%	12/15/24	9,683	10,521
Biogen Inc.	3.625%	9/15/22	5,763	6,018
Biogen Inc.	4.050%	9/15/25	11,328	12,578
Boston Scientific Corp.	3.375%	5/15/22	2,483	2,563
Boston Scientific Corp.	3.450%	3/1/24	8,946	9,594
Boston Scientific Corp.	3.850%	5/15/25	879	969
Boston Scientific Corp.	1.900%	6/1/25	9,901	10,156
Boston Scientific Corp.	3.750%	3/1/26	6,248	6,887
Bristol-Myers Squibb Co.	2.600%	5/16/22	10,450	10,704
Bristol-Myers Squibb Co.	2.000%	8/1/22	5,335	5,455
Bristol-Myers Squibb Co.	3.250%	8/15/22	13,121	13,608
Bristol-Myers Squibb Co.	3.550%	8/15/22	11,693	12,193
Bristol-Myers Squibb Co.	2.750%	2/15/23	9,635	10,035
Bristol-Myers Squibb Co.	3.250%	2/20/23	5,342	5,609
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,125	3,340
Bristol-Myers Squibb Co.	0.537%	11/13/23	5,000	5,004
Bristol-Myers Squibb Co.	2.900%	7/26/24	30,735	32,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.875%	8/15/25	21,931	24,278
	Bristol-Myers Squibb Co.	0.750%	11/13/25	10,118	9,936
	Cardinal Health Inc.	2.616%	6/15/22	4,686	4,796
	Cardinal Health Inc.	3.200%	3/15/23	4,519	4,736
	Cardinal Health Inc.	3.079%	6/15/24	8,652	9,188
	Cardinal Health Inc.	3.750%	9/15/25	2,213	2,421
[3]	Cigna Corp.	3.050%	11/30/22	5,400	5,601
[3]	Cigna Corp.	3.000%	7/15/23	8,597	9,023
	Cigna Corp.	3.750%	7/15/23	2,979	3,185
	Cigna Corp.	0.613%	3/15/24	4,450	4,431
[3]	Cigna Corp.	3.500%	6/15/24	5,856	6,309
[3]	Cigna Corp.	3.250%	4/15/25	12,024	12,868
	Cigna Corp.	4.125%	11/15/25	26,720	29,821
[3]	Cigna Corp.	4.500%	2/25/26	12,614	14,264
	Cigna Corp.	1.250%	3/15/26	5,775	5,701
	CommonSpirit Health	2.950%	11/1/22	4,100	4,252
	CommonSpirit Health	2.760%	10/1/24	2,537	2,687
	CommonSpirit Health	1.547%	10/1/25	4,835	4,865
	CVS Health Corp.	3.500%	7/20/22	9,374	9,693
	CVS Health Corp.	2.750%	12/1/22	11,171	11,525
	CVS Health Corp.	4.750%	12/1/22	4,545	4,809
	CVS Health Corp.	3.700%	3/9/23	36,479	38,655
	CVS Health Corp.	3.375%	8/12/24	6,690	7,179
	CVS Health Corp.	2.625%	8/15/24	9,170	9,652
	CVS Health Corp.	3.875%	7/20/25	29,956	33,104
	Danaher Corp.	3.350%	9/15/25	2,246	2,437
	DH Europe Finance II Sarl	2.050%	11/15/22	7,168	7,346
	DH Europe Finance II Sarl	2.200%	11/15/24	5,160	5,372
	Dignity Health	3.125%	11/1/22	420	434
	Eli Lilly & Co.	2.350%	5/15/22	2,605	2,666
	Gilead Sciences Inc.	3.250%	9/1/22	8,647	8,942
	Gilead Sciences Inc.	2.500%	9/1/23	9,890	10,312
	Gilead Sciences Inc.	0.750%	9/29/23	8,050	8,050
	Gilead Sciences Inc.	3.700%	4/1/24	8,317	8,957
	Gilead Sciences Inc.	3.500%	2/1/25	9,763	10,566
	Gilead Sciences Inc.	3.650%	3/1/26	23,334	25,619
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	9,340	9,766
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	10,194	10,817
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,159	8,952
	GlaxoSmithKline Capital plc	2.850%	5/8/22	11,174	11,486
	GlaxoSmithKline Capital plc	2.875%	6/1/22	19,324	19,865
	GlaxoSmithKline Capital plc	0.534%	10/1/23	5,300	5,307
	GlaxoSmithKline Capital plc	3.000%	6/1/24	8,614	9,197
	HCA Inc.	4.750%	5/1/23	12,528	13,499
	HCA Inc.	5.000%	3/15/24	15,263	16,961
	HCA Inc.	5.250%	4/15/25	8,688	9,915
	Humana Inc.	3.150%	12/1/22	1,823	1,888
	Humana Inc.	2.900%	12/15/22	8,649	8,964
	Humana Inc.	3.850%	10/1/24	5,791	6,323
	Humana Inc.	4.500%	4/1/25	4,390	4,918
	Illumina Inc.	0.550%	3/23/23	4,000	3,996
	Johnson & Johnson	2.050%	3/1/23	4,230	4,355
	Johnson & Johnson	3.375%	12/5/23	9,379	10,130
	Johnson & Johnson	2.625%	1/15/25	1,652	1,760
	Johnson & Johnson	0.550%	9/1/25	12,250	12,109
	Johnson & Johnson	2.450%	3/1/26	9,950	10,544
	Kaiser Foundation Hospitals	3.500%	4/1/22	2,255	2,325
	Laboratory Corp. of America Holdings	3.750%	8/23/22	6,887	7,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,150
	Laboratory Corp. of America Holdings	3.250%	9/1/24	3,824	4,085
	Laboratory Corp. of America Holdings	2.300%	12/1/24	8,632	9,017
	Laboratory Corp. of America Holdings	3.600%	2/1/25	3,804	4,104
	McKesson Corp.	2.700%	12/15/22	2,295	2,366
	McKesson Corp.	2.850%	3/15/23	5,055	5,241
	McKesson Corp.	3.796%	3/15/24	4,911	5,321
	McKesson Corp.	0.900%	12/3/25	4,000	3,904
	Medtronic Inc.	3.500%	3/15/25	12,397	13,581
	Merck & Co. Inc.	2.400%	9/15/22	10,610	10,879
	Merck & Co. Inc.	2.800%	5/18/23	10,622	11,166
	Merck & Co. Inc.	2.900%	3/7/24	5,650	6,051
	Merck & Co. Inc.	2.750%	2/10/25	14,869	15,835
	Merck & Co. Inc.	0.750%	2/24/26	9,466	9,318
	Mylan Inc.	4.200%	11/29/23	5,675	6,116
	Novartis Capital Corp.	2.400%	5/17/22	10,257	10,465
	Novartis Capital Corp.	2.400%	9/21/22	9,160	9,443
	Novartis Capital Corp.	3.400%	5/6/24	16,726	18,119
	Novartis Capital Corp.	1.750%	2/14/25	6,450	6,630
	Novartis Capital Corp.	3.000%	11/20/25	7,162	7,721
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	2,000	2,000
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	5,075	5,402
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	2,288	2,479
	Pfizer Inc.	3.000%	6/15/23	9,997	10,568
	Pfizer Inc.	3.200%	9/15/23	4,950	5,278
	Pfizer Inc.	2.950%	3/15/24	4,300	4,616
	Pfizer Inc.	3.400%	5/15/24	6,893	7,473
	Pfizer Inc.	0.800%	5/28/25	3,700	3,671
	Quest Diagnostics Inc.	4.250%	4/1/24	175	191
	Quest Diagnostics Inc.	3.500%	3/30/25	3,728	4,029
[3,4]	Royalty Pharma plc	0.750%	9/2/23	7,658	7,625
[3,4]	Royalty Pharma plc	1.200%	9/2/25	16,725	16,387
	Sanofi	3.375%	6/19/23	10,258	10,916
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	19,012	19,986
[3]	SSM Health Care Corp.	3.688%	6/1/23	4,250	4,502
	Stryker Corp.	0.600%	12/1/23	1,750	1,749
	Stryker Corp.	3.375%	5/15/24	4,500	4,834
	Stryker Corp.	1.150%	6/15/25	500	498
	Stryker Corp.	3.375%	11/1/25	6,150	6,664
[3]	Sutter Health	1.321%	8/15/25	2,180	2,174
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	19,435	21,230
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,800	11,978
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,714	4,065
	UnitedHealth Group Inc.	2.875%	12/15/21	6,890	7,017
	UnitedHealth Group Inc.	3.350%	7/15/22	8,235	8,554
	UnitedHealth Group Inc.	2.375%	10/15/22	10,234	10,549
	UnitedHealth Group Inc.	2.750%	2/15/23	6,492	6,732
	UnitedHealth Group Inc.	2.875%	3/15/23	7,750	8,114
	UnitedHealth Group Inc.	3.500%	6/15/23	6,017	6,410
	UnitedHealth Group Inc.	3.500%	2/15/24	3,717	4,022
	UnitedHealth Group Inc.	2.375%	8/15/24	3,779	3,971
	UnitedHealth Group Inc.	3.750%	7/15/25	14,435	15,958
	UnitedHealth Group Inc.	3.700%	12/15/25	5,300	5,862
	UnitedHealth Group Inc.	3.100%	3/15/26	1,621	1,755
[3]	UPMC	3.600%	4/3/25	3,850	4,209
[3,4]	Viatris Inc.	1.125%	6/22/22	7,825	7,871
[3,4]	Viatris Inc.	1.650%	6/22/25	6,600	6,623
	Wyeth LLC	7.250%	3/1/23	1,000	1,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyeth LLC	6.450%	2/1/24	3,364	3,900
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	7,307	7,464
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,578
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	8,600	9,312
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	327	348
	Zoetis Inc.	3.250%	2/1/23	8,100	8,443
	Zoetis Inc.	4.500%	11/13/25	978	1,108
					1,625,964
Industrials (1.9%)
[3]	3M Co.	2.000%	6/26/22	3,440	3,512
	3M Co.	1.750%	2/14/23	3,150	3,231
[3]	3M Co.	2.250%	3/15/23	3,975	4,115
[3]	3M Co.	3.250%	2/14/24	3,600	3,879
	3M Co.	2.000%	2/14/25	5,050	5,246
	3M Co.	2.650%	4/15/25	4,250	4,511
[3]	3M Co.	3.000%	8/7/25	7,575	8,171
	ABB Finance USA Inc.	2.875%	5/8/22	7,818	8,036
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,649	2,809
	Amphenol Corp.	3.200%	4/1/24	3,030	3,226
	Amphenol Corp.	2.050%	3/1/25	2,300	2,369
[3]	BNSF Funding Trust I	6.613%	12/15/55	3,689	4,220
	Boeing Co.	2.700%	5/1/22	4,461	4,556
	Boeing Co.	1.167%	2/4/23	10,000	10,029
	Boeing Co.	2.800%	3/1/23	6,595	6,835
	Boeing Co.	4.508%	5/1/23	28,215	30,219
	Boeing Co.	1.875%	6/15/23	8,012	8,158
	Boeing Co.	1.950%	2/1/24	7,875	8,066
	Boeing Co.	1.433%	2/4/24	22,200	22,218
	Boeing Co.	2.800%	3/1/24	900	938
	Boeing Co.	2.850%	10/30/24	3,350	3,504
	Boeing Co.	4.875%	5/1/25	26,342	29,342
	Boeing Co.	2.600%	10/30/25	2,700	2,765
	Boeing Co.	2.750%	2/1/26	7,300	7,492
	Boeing Co.	2.196%	2/4/26	42,900	42,684
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,725	3,750
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	11,574	11,938
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,237	10,682
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	6,365	6,825
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,020	5,439
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	200	216
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,006	7,528
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	4,144	4,548
	Canadian National Railway Co.	2.850%	12/15/21	3,560	3,601
	Canadian National Railway Co.	2.750%	3/1/26	2,272	2,410
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,006	5,309
	Carrier Global Corp.	2.242%	2/15/25	15,156	15,660
[3]	Caterpillar Financial Services Corp.	0.950%	5/13/22	7,635	7,697
[3]	Caterpillar Financial Services Corp.	2.850%	6/1/22	5,910	6,078
[3]	Caterpillar Financial Services Corp.	2.400%	6/6/22	5,950	6,089
[3]	Caterpillar Financial Services Corp.	1.950%	11/18/22	8,336	8,550
[3]	Caterpillar Financial Services Corp.	2.550%	11/29/22	5,700	5,906
[3]	Caterpillar Financial Services Corp.	2.625%	3/1/23	850	886
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,325	5,660
	Caterpillar Financial Services Corp.	0.650%	7/7/23	6,125	6,143
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	2,400	2,396
[3]	Caterpillar Financial Services Corp.	3.750%	11/24/23	6,565	7,134
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	5,794	6,264
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	3,900	4,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	3,375	3,646
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,616	12,138
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	7,703	8,340
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	3,100	3,147
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	5,275	5,174
	Caterpillar Financial Services Corp.	0.900%	3/2/26	7,948	7,800
	Caterpillar Inc.	3.400%	5/15/24	3,226	3,481
	CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,334
	CNH Industrial Capital LLC	4.375%	4/5/22	5,960	6,174
	CNH Industrial Capital LLC	1.950%	7/2/23	3,305	3,388
	CNH Industrial Capital LLC	4.200%	1/15/24	6,759	7,349
	CNH Industrial Capital LLC	1.875%	1/15/26	3,900	3,935
	CNH Industrial NV	4.500%	8/15/23	6,094	6,596
[3]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	1,310	1,336
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,643	3,800
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,569	4,701
	Crane Co.	4.450%	12/15/23	2,500	2,717
	CSX Corp.	3.400%	8/1/24	4,362	4,713
	CSX Corp.	3.350%	11/1/25	8,235	8,955
	Cummins Inc.	3.650%	10/1/23	3,046	3,262
	Cummins Inc.	0.750%	9/1/25	1,571	1,545
	Deere & Co.	2.600%	6/8/22	6,208	6,341
	Deere & Co.	2.750%	4/15/25	8,214	8,745
[3,4]	Delta Air Lines Inc.	7.000%	5/1/25	10,000	11,512
[3]	Delta Air Lines Pass-Through Trust Class A Series 2007-1	6.821%	8/10/22	1,671	1,731
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	2,993
	Dover Corp.	3.150%	11/15/25	3,871	4,160
	Eaton Corp.	2.750%	11/2/22	11,668	12,098
	Emerson Electric Co.	2.625%	2/15/23	1,625	1,685
	Emerson Electric Co.	3.150%	6/1/25	604	651
	FedEx Corp.	2.625%	8/1/22	6,672	6,865
	FedEx Corp.	2.700%	4/15/23	1,500	1,562
	FedEx Corp.	4.000%	1/15/24	1,855	2,017
	FedEx Corp.	3.200%	2/1/25	7,922	8,526
	FedEx Corp.	3.800%	5/15/25	7,921	8,716
	Flowserve Corp.	3.500%	9/15/22	5,475	5,644
	General Dynamics Corp.	2.250%	11/15/22	1,447	1,485
	General Dynamics Corp.	3.375%	5/15/23	8,609	9,134
	General Dynamics Corp.	1.875%	8/15/23	5,856	6,048
	General Dynamics Corp.	2.375%	11/15/24	5,000	5,279
	General Dynamics Corp.	3.250%	4/1/25	5,000	5,407
	General Dynamics Corp.	3.500%	5/15/25	9,455	10,329
	General Electric Co.	2.700%	10/9/22	566	585
[3]	General Electric Co.	3.100%	1/9/23	8,525	8,891
	General Electric Co.	3.375%	3/11/24	650	698
[3]	General Electric Co.	3.450%	5/15/24	9,348	10,031
[3]	General Electric Co.	5.550%	1/5/26	4,935	5,833
	Honeywell International Inc.	2.150%	8/8/22	6,524	6,677
	Honeywell International Inc.	0.483%	8/19/22	6,000	6,003
	Honeywell International Inc.	2.300%	8/15/24	8,500	8,968
	Honeywell International Inc.	1.350%	6/1/25	11,161	11,318
	Hubbell Inc.	3.350%	3/1/26	1,526	1,639
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,300	3,601
	Illinois Tool Works Inc.	3.500%	3/1/24	9,628	10,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JB Hunt Transport Services Inc.	3.300%	8/15/22	250	259
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,361	5,919
[3]	John Deere Capital Corp.	2.950%	4/1/22	5,045	5,181
[3]	John Deere Capital Corp.	1.950%	6/13/22	4,063	4,142
[3]	John Deere Capital Corp.	2.150%	9/8/22	3,408	3,500
[3]	John Deere Capital Corp.	2.700%	1/6/23	7,600	7,910
	John Deere Capital Corp.	2.800%	1/27/23	5,800	6,051
[3]	John Deere Capital Corp.	2.800%	3/6/23	7,773	8,144
[3]	John Deere Capital Corp.	1.200%	4/6/23	1,711	1,739
[3]	John Deere Capital Corp.	3.450%	6/7/23	4,515	4,804
[3]	John Deere Capital Corp.	0.700%	7/5/23	5,425	5,462
[3]	John Deere Capital Corp.	0.400%	10/10/23	4,625	4,627
	John Deere Capital Corp.	3.650%	10/12/23	5,101	5,503
[3]	John Deere Capital Corp.	3.450%	1/10/24	1,675	1,808
[3]	John Deere Capital Corp.	0.450%	1/17/24	5,000	4,996
[3]	John Deere Capital Corp.	2.600%	3/7/24	4,332	4,581
[3]	John Deere Capital Corp.	3.350%	6/12/24	247	268
[3]	John Deere Capital Corp.	2.650%	6/24/24	7,284	7,744
[3]	John Deere Capital Corp.	2.050%	1/9/25	7,374	7,661
	John Deere Capital Corp.	0.700%	1/15/26	7,500	7,317
[3]	Johnson Controls International plc	3.900%	2/14/26	2,812	3,111
[3]	Kansas City Southern	3.000%	5/15/23	2,485	2,588
	Keysight Technologies Inc.	4.550%	10/30/24	4,409	4,917
	L3Harris Technologies Inc.	3.850%	6/15/23	9,514	10,152
	L3Harris Technologies Inc.	3.950%	5/28/24	3,305	3,585
	L3Harris Technologies Inc.	3.832%	4/27/25	5,500	6,027
	Legrand France SA	8.500%	2/15/25	3,118	3,946
	Lennox International Inc.	3.000%	11/15/23	2,000	2,113
	Lennox International Inc.	1.350%	8/1/25	3,479	3,468
	Lockheed Martin Corp.	3.100%	1/15/23	5,374	5,613
	Lockheed Martin Corp.	2.900%	3/1/25	7,806	8,314
	Lockheed Martin Corp.	3.550%	1/15/26	18,269	20,112
	Norfolk Southern Corp.	3.000%	4/1/22	7,667	7,815
	Norfolk Southern Corp.	2.903%	2/15/23	4,834	5,028
	Norfolk Southern Corp.	3.850%	1/15/24	2,036	2,198
	Norfolk Southern Corp.	3.650%	8/1/25	772	845
	Northrop Grumman Corp.	3.250%	8/1/23	9,944	10,594
	Northrop Grumman Corp.	2.930%	1/15/25	10,286	10,911
	nVent Finance Sarl	3.950%	4/15/23	1,262	1,322
	Otis Worldwide Corp.	2.056%	4/5/25	13,907	14,321
[3]	PACCAR Financial Corp.	2.850%	3/1/22	2,960	3,030
[3]	PACCAR Financial Corp.	2.650%	5/10/22	4,050	4,150
[3]	PACCAR Financial Corp.	2.300%	8/10/22	200	205
[3]	PACCAR Financial Corp.	2.000%	9/26/22	1,607	1,645
[3]	PACCAR Financial Corp.	2.650%	4/6/23	1,350	1,412
[3]	PACCAR Financial Corp.	0.800%	6/8/23	3,575	3,605
	PACCAR Financial Corp.	3.400%	8/9/23	3,778	4,039
[3]	PACCAR Financial Corp.	0.350%	8/11/23	2,225	2,220
[3]	PACCAR Financial Corp.	0.350%	2/2/24	3,050	3,034
[3]	PACCAR Financial Corp.	2.150%	8/15/24	1,950	2,042
[3]	PACCAR Financial Corp.	1.800%	2/6/25	3,630	3,722
	Parker-Hannifin Corp.	2.700%	6/14/24	7,529	7,977
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	8,945	9,621
	Precision Castparts Corp.	2.500%	1/15/23	8,223	8,489
	Precision Castparts Corp.	3.250%	6/15/25	1,923	2,076
	Raytheon Technologies Corp.	2.500%	12/15/22	3,863	3,973
	Raytheon Technologies Corp.	3.700%	12/15/23	2,427	2,608
	Raytheon Technologies Corp.	3.200%	3/15/24	8,275	8,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.950%	8/16/25	13,438	14,921
	Republic Services Inc.	4.750%	5/15/23	2,985	3,225
	Republic Services Inc.	2.500%	8/15/24	3,065	3,221
	Republic Services Inc.	3.200%	3/15/25	5,004	5,361
	Republic Services Inc.	0.875%	11/15/25	3,050	2,975
	Rockwell Automation Inc.	2.875%	3/1/25	151	160
[3]	Ryder System Inc.	2.875%	6/1/22	668	685
[3]	Ryder System Inc.	3.400%	3/1/23	9,557	10,038
[3]	Ryder System Inc.	3.750%	6/9/23	5,550	5,915
[3]	Ryder System Inc.	3.875%	12/1/23	495	535
[3]	Ryder System Inc.	3.650%	3/18/24	3,402	3,672
[3]	Ryder System Inc.	2.500%	9/1/24	3,850	4,034
[3]	Ryder System Inc.	4.625%	6/1/25	4,350	4,903
	Southwest Airlines Co.	2.750%	11/16/22	2,400	2,468
	Southwest Airlines Co.	4.750%	5/4/23	8,725	9,420
	Southwest Airlines Co.	5.250%	5/4/25	18,908	21,510
	Teledyne Technologies Inc.	0.650%	4/1/23	4,000	3,998
	Teledyne Technologies Inc.	0.950%	4/1/24	4,000	3,983
	Teledyne Technologies Inc.	1.600%	4/1/26	6,000	5,945
	Textron Inc.	4.300%	3/1/24	1,650	1,795
	Textron Inc.	3.875%	3/1/25	3,534	3,820
	Textron Inc.	4.000%	3/15/26	2,600	2,838
	Timken Co.	3.875%	9/1/24	275	292
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,400
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,798	5,193
	Trimble Inc.	4.150%	6/15/23	2,275	2,431
	Trimble Inc.	4.750%	12/1/24	3,132	3,504
	Tyco Electronics Group SA	3.450%	8/1/24	2,200	2,373
	Tyco Electronics Group SA	3.700%	2/15/26	2,700	2,937
	Union Pacific Corp.	4.163%	7/15/22	3,625	3,769
	Union Pacific Corp.	2.950%	1/15/23	2,250	2,337
	Union Pacific Corp.	2.750%	4/15/23	1,525	1,589
	Union Pacific Corp.	3.500%	6/8/23	3,552	3,773
	Union Pacific Corp.	3.646%	2/15/24	2,050	2,206
	Union Pacific Corp.	3.150%	3/1/24	8,088	8,644
	Union Pacific Corp.	3.750%	3/15/24	2,945	3,179
	Union Pacific Corp.	3.250%	1/15/25	5,714	6,131
	Union Pacific Corp.	3.750%	7/15/25	2,108	2,322
	Union Pacific Corp.	3.250%	8/15/25	3,693	3,994
	Union Pacific Corp.	2.750%	3/1/26	2,722	2,888
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	545	563
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	3,200	3,320
	United Parcel Service Inc.	2.350%	5/16/22	8,947	9,130
	United Parcel Service Inc.	2.450%	10/1/22	6,211	6,405
	United Parcel Service Inc.	2.500%	4/1/23	8,434	8,789
	United Parcel Service Inc.	2.200%	9/1/24	1,448	1,519
	United Parcel Service Inc.	2.800%	11/15/24	2,749	2,941
	United Parcel Service Inc.	3.900%	4/1/25	8,361	9,246
	Waste Management Inc.	2.900%	9/15/22	5,712	5,885
	Waste Management Inc.	2.400%	5/15/23	5,604	5,807
	Waste Management Inc.	3.500%	5/15/24	3,425	3,696
	Waste Management Inc.	3.125%	3/1/25	4,231	4,531
	Waste Management Inc.	0.750%	11/15/25	2,150	2,098
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	5,475	5,958
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,303	4,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WW Grainger Inc.	1.850%	2/15/25	4,050	4,163
					1,233,341
Materials (0.6%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	3,760	4,061
	Air Products and Chemicals Inc.	1.500%	10/15/25	5,047	5,100
	Albemarle Corp.	4.150%	12/1/24	3,098	3,406
[3,4]	Berry Global Inc.	0.950%	2/15/24	6,700	6,685
[3,4]	Berry Global Inc.	1.570%	1/15/26	9,526	9,371
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	6,275	6,800
	Cabot Corp.	3.700%	7/15/22	2,840	2,932
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,772
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,108
	Celanese US Holdings LLC	4.625%	11/15/22	600	637
	Celanese US Holdings LLC	3.500%	5/8/24	3,350	3,591
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,550	3,843
	Dow Chemical Co.	3.500%	10/1/24	4,420	4,757
	Dow Chemical Co.	4.550%	11/30/25	9,475	10,724
	Dow Chemical Co.	3.625%	5/15/26	4,000	4,390
	DuPont de Nemours Inc.	2.169%	5/1/23	15,000	15,056
	DuPont de Nemours Inc.	4.205%	11/15/23	12,521	13,572
	DuPont de Nemours Inc.	4.493%	11/15/25	12,152	13,723
	Eastman Chemical Co.	3.500%	12/1/21	6,962	7,105
	Eastman Chemical Co.	3.600%	8/15/22	4,934	5,102
	Eastman Chemical Co.	3.800%	3/15/25	4,787	5,203
	Ecolab Inc.	2.375%	8/10/22	12,352	12,669
	Ecolab Inc.	3.250%	1/14/23	2,850	2,975
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,891	3,945
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	3,000	3,319
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,512	2,695
	FMC Corp.	4.100%	2/1/24	150	162
	Georgia-Pacific LLC	8.000%	1/15/24	3,700	4,449
[3,4]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,986
[3,4]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,082
	Huntsman International LLC	5.125%	11/15/22	2,300	2,421
	International Flavors & Fragrances Inc.	3.200%	5/1/23	150	157
	International Paper Co.	3.800%	1/15/26	325	359
	Kinross Gold Corp.	5.950%	3/15/24	2,900	3,252
	Linde Inc.	2.200%	8/15/22	4,395	4,488
	Linde Inc.	2.700%	2/21/23	2,660	2,759
	Linde Inc.	2.650%	2/5/25	1,761	1,858
	Linde Inc.	3.200%	1/30/26	5,129	5,551
	LYB International Finance BV	4.000%	7/15/23	750	806
	LYB International Finance III LLC	2.875%	5/1/25	5,300	5,602
	LYB International Finance III LLC	1.250%	10/1/25	3,850	3,795
	LyondellBasell Industries NV	5.750%	4/15/24	8,256	9,317
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,600	1,752
	Mosaic Co.	3.250%	11/15/22	6,239	6,477
	Mosaic Co.	4.250%	11/15/23	5,775	6,231
	NewMarket Corp.	4.100%	12/15/22	1,975	2,089
	Newmont Corp.	3.700%	3/15/23	1,085	1,131
	Nucor Corp.	4.125%	9/15/22	3,760	3,921
	Nucor Corp.	4.000%	8/1/23	9,914	10,602
	Nucor Corp.	2.000%	6/1/25	5,892	6,046
	Nutrien Ltd.	3.150%	10/1/22	5,741	5,927
	Nutrien Ltd.	1.900%	5/13/23	2,150	2,205
	Nutrien Ltd.	3.500%	6/1/23	7,598	8,014
	Nutrien Ltd.	3.625%	3/15/24	250	268
	Nutrien Ltd.	3.375%	3/15/25	6,250	6,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	3.000%	4/1/25	4,453	4,729
	Owens Corning	4.200%	12/1/24	2,144	2,367
	Packaging Corp. of America	4.500%	11/1/23	6,806	7,411
	Packaging Corp. of America	3.650%	9/15/24	68	74
	PPG Industries Inc.	2.400%	8/15/24	2,100	2,195
	PPG Industries Inc.	1.200%	3/15/26	2,100	2,064
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,471
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	8,362	9,166
	Sherwin-Williams Co.	2.750%	6/1/22	1,316	1,347
	Sherwin-Williams Co.	3.125%	6/1/24	8,291	8,828
	Sherwin-Williams Co.	3.450%	8/1/25	4,037	4,365
	Sherwin-Williams Co.	3.950%	1/15/26	3,649	4,030
	Southern Copper Corp.	3.500%	11/8/22	2,025	2,111
	Southern Copper Corp.	3.875%	4/23/25	4,500	4,932
	Steel Dynamics Inc.	2.800%	12/15/24	6,828	7,195
	Steel Dynamics Inc.	2.400%	6/15/25	5,250	5,473
	Vulcan Materials Co.	4.500%	4/1/25	1,602	1,792
	WestRock RKT LLC	4.000%	3/1/23	400	421
	WRKCo Inc.	3.000%	9/15/24	5,852	6,232
	WRKCo Inc.	3.750%	3/15/25	12,109	13,159
	WRKCo Inc.	4.650%	3/15/26	5,709	6,468
					366,793
Real Estate (0.8%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,882	10,696
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,584	2,729
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,950	4,310
	American Tower Corp.	3.500%	1/31/23	8,968	9,434
	American Tower Corp.	3.000%	6/15/23	6,269	6,594
	American Tower Corp.	0.600%	1/15/24	2,100	2,090
	American Tower Corp.	5.000%	2/15/24	9,007	10,024
	American Tower Corp.	3.375%	5/15/24	8,350	8,945
	American Tower Corp.	2.950%	1/15/25	3,668	3,887
	American Tower Corp.	2.400%	3/15/25	5,523	5,755
	American Tower Corp.	4.000%	6/1/25	6,985	7,660
	American Tower Corp.	4.400%	2/15/26	5,000	5,621
	American Tower Corp.	1.600%	4/15/26	3,900	3,909
[3]	AvalonBay Communities Inc.	2.950%	9/15/22	2,469	2,537
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	2,900	3,161
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	656	714
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	5,044	5,486
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	3,784	4,129
	Boston Properties LP	3.850%	2/1/23	5,321	5,582
	Boston Properties LP	3.125%	9/1/23	4,095	4,308
	Boston Properties LP	3.800%	2/1/24	6,317	6,800
	Boston Properties LP	3.200%	1/15/25	6,800	7,260
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,475	4,677
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,225	1,320
	Brixmor Operating Partnership LP	3.250%	9/15/23	4,050	4,283
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,450	2,640
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,281	5,711
	Camden Property Trust	2.950%	12/15/22	4,325	4,482
	CC Holdings GS V LLC	3.849%	4/15/23	4,996	5,316
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,761	3,954
	Corporate Office Properties LP	5.000%	7/1/25	200	226
	Corporate Office Properties LP	2.250%	3/15/26	1,759	1,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	3.200%	9/1/24	8,995	9,624
	Crown Castle International Corp.	1.350%	7/15/25	7,187	7,168
	Crown Castle International Corp.	4.450%	2/15/26	7,313	8,218
	CubeSmart LP	4.375%	12/15/23	1,925	2,093
	CubeSmart LP	4.000%	11/15/25	300	330
	CyrusOne LP	2.900%	11/15/24	4,645	4,903
	Digital Realty Trust LP	4.750%	10/1/25	2,984	3,386
	Duke Realty LP	3.625%	4/15/23	1,907	2,005
	Duke Realty LP	3.750%	12/1/24	855	935
	Equinix Inc.	2.625%	11/18/24	11,057	11,645
	Equinix Inc.	1.250%	7/15/25	1,150	1,140
	Equinix Inc.	1.000%	9/15/25	5,450	5,351
	ERP Operating LP	4.625%	12/15/21	5,351	5,445
	ERP Operating LP	3.000%	4/15/23	4,173	4,356
	ERP Operating LP	3.375%	6/1/25	3,250	3,511
	Essex Portfolio LP	3.250%	5/1/23	2,706	2,835
	Essex Portfolio LP	3.875%	5/1/24	5,531	5,988
	Essex Portfolio LP	3.500%	4/1/25	7,962	8,589
	Federal Realty Investment Trust	3.950%	1/15/24	3,400	3,668
	GLP Capital LP	5.375%	11/1/23	1,550	1,692
	GLP Capital LP	3.350%	9/1/24	3,910	4,133
	GLP Capital LP	5.250%	6/1/25	6,849	7,669
	Healthpeak Properties Inc.	3.400%	2/1/25	5,811	6,239
	Healthpeak Properties Inc.	4.000%	6/1/25	5,225	5,761
[3]	Host Hotels & Resorts LP	3.750%	10/15/23	7,500	7,908
	Host Hotels & Resorts LP	3.875%	4/1/24	1,625	1,720
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	1,908	2,026
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	1,081	1,166
	Kilroy Realty LP	3.800%	1/15/23	1,300	1,357
	Kilroy Realty LP	3.450%	12/15/24	4,038	4,321
	Kilroy Realty LP	4.375%	10/1/25	2,328	2,556
	Kimco Realty Corp.	3.400%	11/1/22	6,520	6,779
	Kimco Realty Corp.	3.125%	6/1/23	2,210	2,315
	Kimco Realty Corp.	2.700%	3/1/24	404	423
	Kimco Realty Corp.	3.300%	2/1/25	4,326	4,619
	Mid-America Apartments LP	4.300%	10/15/23	2,755	2,972
	Mid-America Apartments LP	3.750%	6/15/24	2,100	2,274
	Mid-America Apartments LP	4.000%	11/15/25	1,359	1,500
	National Retail Properties Inc.	3.900%	6/15/24	1,775	1,922
	Office Properties Income Trust	4.000%	7/15/22	4,575	4,689
	Office Properties Income Trust	4.250%	5/15/24	4,233	4,450
	Office Properties Income Trust	4.500%	2/1/25	4,868	5,140
	Omega Healthcare Investors Inc.	4.375%	8/1/23	4,130	4,441
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	5,176
	Omega Healthcare Investors Inc.	4.500%	1/15/25	3,436	3,715
	Piedmont Operating Partnership LP	3.400%	6/1/23	5,305	5,518
	Piedmont Operating Partnership LP	4.450%	3/15/24	2,660	2,869
	Public Storage	2.370%	9/15/22	4,177	4,287
	Rayonier Inc.	3.750%	4/1/22	1,550	1,589
	Realty Income Corp.	3.875%	7/15/24	2,325	2,534
	Retail Properties of America Inc.	4.000%	3/15/25	500	524
	Sabra Health Care LP	4.800%	6/1/24	1,488	1,622
	Simon Property Group LP	2.625%	6/15/22	5,455	5,567
	Simon Property Group LP	2.750%	2/1/23	325	336
	Simon Property Group LP	2.750%	6/1/23	5,398	5,621
	Simon Property Group LP	2.000%	9/13/24	8,613	8,894
	Simon Property Group LP	3.375%	10/1/24	15,553	16,703
	Simon Property Group LP	3.500%	9/1/25	4,537	4,913

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	3.300%	1/15/26	2,113	2,262
SITE Centers Corp.	3.625%	2/1/25	3,402	3,550
SL Green Operating Partnership LP	3.250%	10/15/22	4,403	4,535
SL Green Realty Corp.	4.500%	12/1/22	1,425	1,493
Ventas Realty LP	3.125%	6/15/23	4,613	4,827
Ventas Realty LP	3.500%	4/15/24	3,225	3,465
Ventas Realty LP	3.750%	5/1/24	925	999
Ventas Realty LP	2.650%	1/15/25	3,653	3,818
Ventas Realty LP	3.500%	2/1/25	7,873	8,473
VEREIT Operating Partnership LP	4.625%	11/1/25	1,224	1,369
Vornado Realty LP	3.500%	1/15/25	3,159	3,325
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,308
Weingarten Realty Investors	3.850%	6/1/25	2,500	2,685
Welltower Inc.	4.500%	1/15/24	4,250	4,652
Welltower Inc.	3.625%	3/15/24	8,439	9,079
Welltower Inc.	4.000%	6/1/25	20,456	22,502
Weyerhaeuser Co.	8.500%	1/15/25	350	441
WP Carey Inc.	4.600%	4/1/24	1,433	1,577
WP Carey Inc.	4.000%	2/1/25	200	217
				485,737
Technology (2.2%)
Adobe Inc.	1.700%	2/1/23	7,233	7,417
Adobe Inc.	1.900%	2/1/25	9,412	9,716
Adobe Inc.	3.250%	2/1/25	6,128	6,613
Altera Corp.	4.100%	11/15/23	3,947	4,311
Analog Devices Inc.	2.875%	6/1/23	3,850	4,027
Analog Devices Inc.	3.125%	12/5/23	4,917	5,234
Analog Devices Inc.	2.950%	4/1/25	330	351
Analog Devices Inc.	3.900%	12/15/25	5,418	6,004
Apple Inc.	2.300%	5/11/22	15,948	16,284
Apple Inc.	2.700%	5/13/22	13,267	13,626
Apple Inc.	2.100%	9/12/22	858	881
Apple Inc.	2.400%	1/13/23	1,350	1,400
Apple Inc.	2.850%	2/23/23	15,081	15,745
Apple Inc.	2.400%	5/3/23	36,265	37,883
Apple Inc.	0.750%	5/11/23	17,645	17,837
Apple Inc.	3.000%	2/9/24	15,771	16,829
Apple Inc.	3.450%	5/6/24	20,162	21,891
Apple Inc.	2.850%	5/11/24	18,633	19,846
Apple Inc.	1.800%	9/11/24	5,698	5,923
Apple Inc.	2.750%	1/13/25	12,996	13,851
Apple Inc.	2.500%	2/9/25	14,873	15,704
Apple Inc.	1.125%	5/11/25	20,021	20,150
Apple Inc.	3.200%	5/13/25	4,100	4,449
Apple Inc.	0.550%	8/20/25	11,900	11,692
Apple Inc.	0.700%	2/8/26	18,700	18,311
Apple Inc.	3.250%	2/23/26	32,622	35,585
Applied Materials Inc.	3.900%	10/1/25	4,948	5,513
Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,636
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,329
Arrow Electronics Inc.	3.250%	9/8/24	4,115	4,395
Arrow Electronics Inc.	4.000%	4/1/25	2,736	2,955
Autodesk Inc.	3.600%	12/15/22	200	209
Autodesk Inc.	4.375%	6/15/25	1,991	2,226
Automatic Data Processing Inc.	3.375%	9/15/25	4,740	5,216
Avnet Inc.	4.875%	12/1/22	2,825	3,001
Broadcom Corp.	3.625%	1/15/24	2,425	2,598
Broadcom Corp.	3.125%	1/15/25	6,832	7,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	2.250%	11/15/23	4,000	4,135
	Broadcom Inc.	3.625%	10/15/24	12,710	13,813
	Broadcom Inc.	4.700%	4/15/25	10,000	11,264
	Broadcom Inc.	3.150%	11/15/25	17,496	18,692
	Cadence Design Systems Inc.	4.375%	10/15/24	2,126	2,358
	Cintas Corp. No. 2	2.900%	4/1/22	5,525	5,652
	Cisco Systems Inc.	3.000%	6/15/22	8,405	8,678
	Cisco Systems Inc.	2.600%	2/28/23	5,870	6,123
	Cisco Systems Inc.	2.200%	9/20/23	1,210	1,264
	Cisco Systems Inc.	3.625%	3/4/24	7,057	7,700
	Cisco Systems Inc.	2.950%	2/28/26	5,800	6,294
	Citrix Systems Inc.	1.250%	3/1/26	7,000	6,886
	Corning Inc.	2.900%	5/15/22	2,200	2,247
[3,4]	Dell International LLC	5.450%	6/15/23	25,375	27,730
[3,4]	Dell International LLC	4.000%	7/15/24	6,370	6,911
[3,4]	Dell International LLC	5.850%	7/15/25	13,963	16,273
	DXC Technology Co.	4.250%	4/15/24	9,333	10,114
	DXC Technology Co.	4.125%	4/15/25	13,576	14,772
	Equifax Inc.	3.300%	12/15/22	5,559	5,786
	Equifax Inc.	3.950%	6/15/23	200	214
	Equifax Inc.	2.600%	12/1/24	4,013	4,229
	Equifax Inc.	2.600%	12/15/25	5,138	5,390
	Fidelity National Information Services Inc.	0.375%	3/1/23	6,400	6,380
	Fidelity National Information Services Inc.	0.600%	3/1/24	5,100	5,072
	Fidelity National Information Services Inc.	1.150%	3/1/26	10,000	9,832
	Fiserv Inc.	3.500%	10/1/22	9,338	9,690
	Fiserv Inc.	3.800%	10/1/23	14,495	15,567
	Fiserv Inc.	2.750%	7/1/24	19,428	20,510
	Fiserv Inc.	3.850%	6/1/25	2,974	3,265
	Flex Ltd.	5.000%	2/15/23	3,613	3,883
	Flex Ltd.	4.750%	6/15/25	1,450	1,614
	Flex Ltd.	3.750%	2/1/26	3,450	3,739
	Fortinet Inc.	1.000%	3/15/26	4,000	3,911
	Harman International Industries Inc.	4.150%	5/15/25	2,616	2,871
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	4,933	5,188
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,365	6,557
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	13,424	14,573
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,280	5,365
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,985	10,026
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	17,431	19,856
	HP Inc.	4.050%	9/15/22	4,705	4,938
	HP Inc.	2.200%	6/17/25	11,700	12,078
	IHS Markit Ltd.	4.125%	8/1/23	1,565	1,678
	IHS Markit Ltd.	3.625%	5/1/24	2,500	2,688
	Intel Corp.	2.350%	5/11/22	7,175	7,330
	Intel Corp.	3.100%	7/29/22	8,005	8,294
	Intel Corp.	2.700%	12/15/22	10,831	11,269
	Intel Corp.	2.875%	5/11/24	5,795	6,184
	Intel Corp.	3.400%	3/25/25	12,050	13,082
	Intel Corp.	3.700%	7/29/25	17,881	19,713
	International Business Machines Corp.	2.500%	1/27/22	9,935	10,119
	International Business Machines Corp.	2.850%	5/13/22	16,526	17,000
	International Business Machines Corp.	1.875%	8/1/22	6,195	6,324
	International Business Machines Corp.	2.875%	11/9/22	6,905	7,187
	International Business Machines Corp.	3.375%	8/1/23	10,889	11,632
	International Business Machines Corp.	3.625%	2/12/24	10,750	11,668
	International Business Machines Corp.	3.000%	5/15/24	23,450	25,106
	International Business Machines Corp.	7.000%	10/30/25	4,000	5,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.450%	2/19/26	11,917	13,087
	Intuit Inc.	0.650%	7/15/23	5,100	5,126
	Intuit Inc.	0.950%	7/15/25	1,481	1,474
[3]	J Paul Getty Trust	0.391%	1/1/24	375	374
	Jabil Inc.	4.700%	9/15/22	3,100	3,279
	Juniper Networks Inc.	1.200%	12/10/25	3,500	3,446
	KLA Corp.	4.650%	11/1/24	9,568	10,692
	Lam Research Corp.	3.800%	3/15/25	3,277	3,597
	Lam Research Corp.	3.750%	3/15/26	5,000	5,541
[3,4]	Leidos Inc.	2.950%	5/15/23	3,850	4,023
[3,4]	Leidos Inc.	3.625%	5/15/25	4,000	4,340
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,500	4,815
	Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,768
	Microchip Technology Inc.	4.333%	6/1/23	7,587	8,131
	Micron Technology Inc.	2.497%	4/24/23	13,677	14,189
	Micron Technology Inc.	4.640%	2/6/24	1,064	1,169
	Microsoft Corp.	2.650%	11/3/22	16,408	16,967
	Microsoft Corp.	2.125%	11/15/22	6,906	7,113
	Microsoft Corp.	2.375%	5/1/23	8,647	8,969
	Microsoft Corp.	2.000%	8/8/23	11,214	11,624
	Microsoft Corp.	3.625%	12/15/23	4,030	4,345
	Microsoft Corp.	2.875%	2/6/24	20,417	21,755
	Microsoft Corp.	2.700%	2/12/25	19,318	20,630
	Microsoft Corp.	3.125%	11/3/25	22,711	24,749
	Moody's Corp.	4.500%	9/1/22	4,437	4,648
	Moody's Corp.	2.625%	1/15/23	2,623	2,720
	Moody's Corp.	4.875%	2/15/24	2,164	2,392
	Moody's Corp.	3.750%	3/24/25	5,950	6,495
	Motorola Solutions Inc.	3.500%	3/1/23	2,515	2,641
	Motorola Solutions Inc.	4.000%	9/1/24	5,469	6,020
	NetApp Inc.	3.300%	9/29/24	3,450	3,709
	NetApp Inc.	1.875%	6/22/25	4,928	5,032
[3,4]	NXP BV	4.875%	3/1/24	3,066	3,399
[3,4]	NXP BV	2.700%	5/1/25	1,301	1,364
[3,4]	NXP BV	5.350%	3/1/26	4,150	4,822
	Oracle Corp.	2.500%	5/15/22	19,049	19,426
	Oracle Corp.	2.500%	10/15/22	19,615	20,220
	Oracle Corp.	2.625%	2/15/23	9,445	9,789
	Oracle Corp.	3.625%	7/15/23	3,907	4,166
	Oracle Corp.	2.400%	9/15/23	15,684	16,316
	Oracle Corp.	3.400%	7/8/24	16,037	17,225
	Oracle Corp.	2.950%	11/15/24	17,140	18,259
	Oracle Corp.	2.500%	4/1/25	20,862	21,857
	Oracle Corp.	2.950%	5/15/25	19,693	20,960
	Oracle Corp.	1.650%	3/25/26	21,000	21,141
	QUALCOMM Inc.	3.000%	5/20/22	3,052	3,145
	QUALCOMM Inc.	2.600%	1/30/23	4,082	4,240
	QUALCOMM Inc.	2.900%	5/20/24	5,208	5,547
	QUALCOMM Inc.	3.450%	5/20/25	11,601	12,703
	RELX Capital Inc.	3.500%	3/16/23	4,660	4,908
	Roper Technologies Inc.	2.800%	12/15/21	4,051	4,112
	Roper Technologies Inc.	0.450%	8/15/22	3,593	3,592
	Roper Technologies Inc.	3.125%	11/15/22	4,412	4,573
	Roper Technologies Inc.	3.650%	9/15/23	2,791	2,991
	Roper Technologies Inc.	2.350%	9/15/24	3,890	4,062
	Roper Technologies Inc.	1.000%	9/15/25	9,409	9,244
	Roper Technologies Inc.	3.850%	12/15/25	350	388
	S&P Global Inc.	4.000%	6/15/25	4,281	4,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	salesforce.com Inc.	3.250%	4/11/23	7,632	8,062
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	100	104
	Texas Instruments Inc.	1.850%	5/15/22	8,865	9,019
	Texas Instruments Inc.	2.625%	5/15/24	2,450	2,593
	Texas Instruments Inc.	1.375%	3/12/25	16,056	16,316
	Verisk Analytics Inc.	4.125%	9/12/22	4,733	4,967
	Verisk Analytics Inc.	4.000%	6/15/25	7,341	8,095
	VMware Inc.	2.950%	8/21/22	26,845	27,689
	VMware Inc.	4.500%	5/15/25	6,161	6,854
	Xilinx Inc.	2.950%	6/1/24	5,192	5,506
					1,453,915
Utilities (1.4%)
	AEP Texas Inc.	2.400%	10/1/22	2,550	2,620
[3,4]	AES Corp.	1.375%	1/15/26	8,798	8,584
[3]	Alabama Power Co.	3.550%	12/1/23	2,450	2,639
	Ameren Corp.	2.500%	9/15/24	4,617	4,852
	Ameren Corp.	3.650%	2/15/26	4,245	4,623
	Ameren Illinois Co.	3.250%	3/1/25	3,200	3,420
[3]	American Electric Power Co. Inc.	2.950%	12/15/22	6,250	6,469
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,997
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,953
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,819
	American Water Capital Corp.	3.400%	3/1/25	7,500	8,137
	Appalachian Power Co.	3.400%	6/1/25	75	81
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,589
	Atmos Energy Corp.	0.625%	3/9/23	6,000	6,002
	Avangrid Inc.	3.150%	12/1/24	6,005	6,442
	Avangrid Inc.	3.200%	4/15/25	3,500	3,740
	Baltimore Gas & Electric Co.	3.500%	11/15/21	2,950	2,983
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,292	3,479
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,059	4,216
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	4,576	4,918
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	10,838	12,000
	Black Hills Corp.	3.950%	1/15/26	2,245	2,448
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,631	1,663
	CenterPoint Energy Inc.	3.600%	11/1/21	2,250	2,293
	CenterPoint Energy Inc.	2.500%	9/1/22	4,632	4,760
	CenterPoint Energy Inc.	3.850%	2/1/24	1,787	1,932
	CenterPoint Energy Inc.	2.500%	9/1/24	3,800	3,983
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,700	2,848
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	6,200	6,066
[3]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,995
	Consumers Energy Co.	0.350%	6/1/23	2,000	1,992
	Consumers Energy Co.	3.375%	8/15/23	2,525	2,679
	Delmarva Power & Light Co.	3.500%	11/15/23	3,175	3,403
[3]	Dominion Energy Inc.	2.750%	9/15/22	6,328	6,498
	Dominion Energy Inc.	3.071%	8/15/24	3,250	3,436
[3]	Dominion Energy Inc.	3.300%	3/15/25	3,850	4,121
	Dominion Energy Inc.	3.900%	10/1/25	5,500	6,050
[3,5]	Dominion Energy Inc.	1.450%	4/15/26	3,900	3,884
	DTE Electric Co.	3.650%	3/15/24	3,134	3,365
	DTE Electric Co.	3.375%	3/1/25	5,000	5,388
[3]	DTE Energy Co.	2.600%	6/15/22	1,500	1,537
[3]	DTE Energy Co.	3.300%	6/15/22	2,935	3,018
[3]	DTE Energy Co.	0.550%	11/1/22	6,154	6,151
	DTE Energy Co.	2.250%	11/1/22	4,520	4,632
[3]	DTE Energy Co.	3.700%	8/1/23	6,150	6,546
[3]	DTE Energy Co.	3.850%	12/1/23	3,400	3,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	DTE Energy Co.	3.500%	6/1/24	5,283	5,658
[3]	DTE Energy Co.	2.529%	10/1/24	3,929	4,115
[3]	DTE Energy Co.	1.050%	6/1/25	5,200	5,129
	DTE Energy Co.	2.850%	10/1/26	2,500	2,638
	Duke Energy Carolinas LLC	3.350%	5/15/22	3,950	4,082
	Duke Energy Carolinas LLC	2.500%	3/15/23	3,361	3,484
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,475	5,741
	Duke Energy Corp.	1.800%	9/1/21	4,530	4,551
	Duke Energy Corp.	2.400%	8/15/22	2,850	2,920
	Duke Energy Corp.	3.050%	8/15/22	2,359	2,427
	Duke Energy Corp.	3.950%	10/15/23	3,862	4,151
	Duke Energy Corp.	3.750%	4/15/24	13,009	13,984
	Duke Energy Corp.	0.900%	9/15/25	3,200	3,123
	Duke Energy Corp.	2.650%	9/1/26	5,000	5,227
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,700	3,949
	Duke Energy Progress LLC	3.000%	9/15/21	4,130	4,151
	Duke Energy Progress LLC	2.800%	5/15/22	3,783	3,861
	Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,127
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,919
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,943	10,442
	Edison International	2.400%	9/15/22	4,225	4,310
	Edison International	3.125%	11/15/22	410	424
	Edison International	2.950%	3/15/23	2,911	3,009
	Edison International	3.550%	11/15/24	6,605	7,070
	Edison International	4.950%	4/15/25	1,100	1,222
	Entergy Arkansas LLC	3.700%	6/1/24	4,425	4,791
	Entergy Corp.	4.000%	7/15/22	6,434	6,670
	Entergy Corp.	0.900%	9/15/25	3,100	3,015
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,617	3,036
	Entergy Louisiana LLC	4.050%	9/1/23	2,650	2,849
	Entergy Louisiana LLC	0.620%	11/17/23	8,000	8,010
	Entergy Louisiana LLC	5.400%	11/1/24	508	589
	Evergy Inc.	2.450%	9/15/24	6,107	6,395
	Evergy Metro Inc.	3.150%	3/15/23	2,425	2,530
[3]	Eversource Energy	3.800%	12/1/23	4,932	5,323
[3]	Eversource Energy	2.900%	10/1/24	4,546	4,841
[3]	Eversource Energy	3.150%	1/15/25	2,067	2,189
[3]	Eversource Energy	0.800%	8/15/25	2,500	2,433
	Exelon Corp.	3.497%	6/1/22	10,200	10,516
[3]	Exelon Corp.	3.950%	6/15/25	7,753	8,466
	Exelon Generation Co. LLC	4.250%	6/15/22	5,056	5,232
	Exelon Generation Co. LLC	3.250%	6/1/25	5,105	5,440
	Florida Power & Light Co.	2.750%	6/1/23	4,545	4,715
	Florida Power & Light Co.	3.250%	6/1/24	2,700	2,880
	Florida Power & Light Co.	2.850%	4/1/25	8,609	9,185
	Florida Power & Light Co.	3.125%	12/1/25	4,970	5,348
	Georgia Power Co.	2.850%	5/15/22	1,225	1,258
[3]	Georgia Power Co.	2.100%	7/30/23	7,931	8,179
[3]	Georgia Power Co.	2.200%	9/15/24	7,365	7,666
	Interstate Power & Light Co.	3.250%	12/1/24	3,869	4,184
	ITC Holdings Corp.	2.700%	11/15/22	6,374	6,580
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	459	496
	MidAmerican Energy Co.	3.500%	10/15/24	7,532	8,181
	National Fuel Gas Co.	3.750%	3/1/23	3,066	3,208
	National Fuel Gas Co.	5.200%	7/15/25	4,044	4,514
	National Fuel Gas Co.	5.500%	1/15/26	2,830	3,239
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	1,988	2,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	3,100	3,173
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,902	4,041
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,642	3,870
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,185	5,483
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	4,000	3,966
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,355	4,602
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,437	8,041
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	1,300	1,336
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	7,919	8,118
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	1,324	1,354
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,055	5,238
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	14,600	14,620
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	8,086	8,611
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	14,105	14,868
	NiSource Inc.	0.950%	8/15/25	9,200	8,996
	Northern States Power Co.	2.600%	5/15/23	1,950	2,021
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,625	1,678
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	6,525	6,889
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,310	2,454
[3,4]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,799
	ONE Gas Inc.	0.850%	3/11/23	4,000	4,003
	ONE Gas Inc.	3.610%	2/1/24	2,370	2,527
	ONE Gas Inc.	1.100%	3/11/24	4,000	3,992
	Pacific Gas & Electric Co.	1.750%	6/16/22	20,000	20,032
	Pacific Gas & Electric Co.	1.367%	3/10/23	6,000	6,002
	Pacific Gas & Electric Co.	3.850%	11/15/23	5,206	5,553
	Pacific Gas & Electric Co.	3.750%	2/15/24	4,002	4,254
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,200	11,841
	Pacific Gas & Electric Co.	3.450%	7/1/25	6,400	6,762
	Pacific Gas & Electric Co.	3.150%	1/1/26	15,500	16,145
	Pacific Gas & Electric Co.	2.950%	3/1/26	3,000	3,092
	PacifiCorp	2.950%	6/1/23	650	679
	PacifiCorp	3.600%	4/1/24	2,985	3,217
	PECO Energy Co.	2.375%	9/15/22	400	409
	PECO Energy Co.	3.150%	10/15/25	3,171	3,404
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,812
	PPL Capital Funding Inc.	4.200%	6/15/22	4,381	4,529
	PPL Capital Funding Inc.	3.400%	6/1/23	7,614	8,005
	PPL Capital Funding Inc.	3.950%	3/15/24	978	1,045
	Progress Energy Inc.	3.150%	4/1/22	1,416	1,443
	PSEG Power LLC	3.850%	6/1/23	7,253	7,698
[3]	Public Service Electric & Gas Co.	2.375%	5/15/23	3,850	3,994
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,800	2,980
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,500	1,479
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,973	5,135
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,880	5,168
	Public Service Enterprise Group Inc.	0.800%	8/15/25	6,630	6,433
	Puget Energy Inc.	6.000%	9/1/21	4,717	4,822
	Puget Energy Inc.	5.625%	7/15/22	3,315	3,488
	Puget Energy Inc.	3.650%	5/15/25	5,000	5,413
[3]	San Diego Gas & Electric Co.	3.600%	9/1/23	1,998	2,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	2.875%	10/1/22	5,029	5,167
	Sempra Energy	2.900%	2/1/23	5,898	6,128
	Sempra Energy	4.050%	12/1/23	3,481	3,749
	Sempra Energy	3.750%	11/15/25	8,042	8,807
[3]	Southern California Edison Co.	1.845%	2/1/22	579	582
[5]	Southern California Edison Co.	0.700%	4/3/23	2,700	2,699
[3]	Southern California Edison Co.	3.400%	6/1/23	2,550	2,684
[3]	Southern California Edison Co.	3.500%	10/1/23	4,659	4,951
[5]	Southern California Edison Co.	1.100%	4/1/24	5,500	5,521
[3]	Southern California Edison Co.	3.700%	8/1/25	7,450	8,130
[3]	Southern California Edison Co.	1.200%	2/1/26	2,100	2,069
	Southern California Gas Co.	3.150%	9/15/24	566	608
	Southern California Gas Co.	3.200%	6/15/25	3,340	3,594
	Southern Co.	2.950%	7/1/23	2,100	2,195
[3]	Southern Co.	0.600%	2/26/24	4,100	4,065
[3]	Southern Co.	4.000%	1/15/51	11,032	11,640
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	7,810	8,123
[3]	Southern Power Co.	2.500%	12/15/21	1,900	1,925
	Southern Power Co.	4.150%	12/1/25	2,380	2,650
	Southern Power Co.	0.900%	1/15/26	1,000	972
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	4,000	4,010
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,285
	Union Electric Co.	3.500%	4/15/24	2,700	2,889
	Virginia Electric & Power Co.	3.450%	9/1/22	100	104
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	6,852	7,109
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,326	5,646
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	8,100	8,706
	WEC Energy Group Inc.	0.550%	9/15/23	3,300	3,284
	WEC Energy Group Inc.	0.800%	3/15/24	4,000	3,990
	WEC Energy Group Inc.	3.550%	6/15/25	3,617	3,911
	Wisconsin Electric Power Co.	2.050%	12/15/24	700	731
	Wisconsin Public Service Corp.	3.350%	11/21/21	5,613	5,717
	Xcel Energy Inc.	0.500%	10/15/23	2,150	2,147
	Xcel Energy Inc.	3.300%	6/1/25	6,356	6,805
					874,829
Total Corporate Bonds (Cost $16,501,112)					16,864,829
Sovereign Bonds (6.6%)
[3]	African Development Bank	0.500%	4/22/22	8,455	8,484
[3]	African Development Bank	1.625%	9/16/22	10,750	10,969
[3]	African Development Bank	2.125%	11/16/22	21,295	21,946
	African Development Bank	0.750%	4/3/23	21,150	21,358
	African Development Bank	3.000%	9/20/23	13,770	14,667
	African Development Bank	0.875%	3/23/26	14,800	14,689
[3]	Asian Development Bank	0.625%	4/7/22	46,000	46,214
[3]	Asian Development Bank	1.875%	7/19/22	15,921	16,265
	Asian Development Bank	1.875%	8/10/22	13,621	13,928
[3]	Asian Development Bank	1.750%	9/13/22	30,837	31,521
	Asian Development Bank	1.625%	1/24/23	11,650	11,941
[3]	Asian Development Bank	2.750%	3/17/23	30,817	32,317
[3]	Asian Development Bank	0.250%	7/14/23	47,400	47,350
[3]	Asian Development Bank	0.250%	10/6/23	29,300	29,230
	Asian Development Bank	2.625%	1/30/24	16,650	17,687
	Asian Development Bank	1.500%	10/18/24	22,925	23,662
[3]	Asian Development Bank	2.000%	1/22/25	3,558	3,739
	Asian Development Bank	0.625%	4/29/25	44,900	44,712
[3]	Asian Development Bank	0.375%	9/3/25	18,660	18,230
[3]	Asian Development Bank	0.500%	2/4/26	13,019	12,719

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asian Infrastructure Investment Bank	0.250%	9/29/23	26,020	25,964
	Asian Infrastructure Investment Bank	2.250%	5/16/24	19,660	20,740
	Asian Infrastructure Investment Bank	0.500%	5/28/25	17,300	17,075
	Asian Infrastructure Investment Bank	0.500%	1/27/26	25,670	25,057
	Canada	2.000%	11/15/22	28,281	29,087
	Canada	1.625%	1/22/25	9,680	9,986
	Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,572
	Corp. Andina de Fomento	2.750%	1/6/23	8,150	8,437
	Corp. Andina de Fomento	2.375%	5/12/23	4,300	4,447
	Corp. Andina de Fomento	3.750%	11/23/23	7,667	8,223
	Corp. Andina de Fomento	1.625%	9/23/25	5,000	5,001
	Council Of Europe Development Bank	1.750%	9/26/22	7,180	7,343
	Council Of Europe Development Bank	2.625%	2/13/23	9,687	10,113
	Council Of Europe Development Bank	0.250%	6/10/23	5,000	4,997
	Council Of Europe Development Bank	0.250%	10/20/23	11,700	11,671
	Council Of Europe Development Bank	1.375%	2/27/25	9,680	9,934
	Ecopetrol SA	5.875%	9/18/23	14,777	16,273
	Ecopetrol SA	4.125%	1/16/25	8,394	8,961
	Equinor ASA	2.450%	1/17/23	14,628	15,175
	Equinor ASA	2.650%	1/15/24	19,733	20,814
	Equinor ASA	3.700%	3/1/24	14,839	16,134
	Equinor ASA	3.250%	11/10/24	9,673	10,480
	Equinor ASA	2.875%	4/6/25	11,002	11,725
	Equinor ASA	1.750%	1/22/26	400	409
[3]	European Bank for Reconstruction & Development	2.750%	3/7/23	18,920	19,832
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	15,200	15,174
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,850	5,005
	European Bank for Reconstruction & Development	0.500%	5/19/25	37,211	36,850
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,850	10,629
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	14,000	13,678
	European Investment Bank	2.625%	5/20/22	21,831	22,429
	European Investment Bank	2.375%	6/15/22	23,060	23,662
	European Investment Bank	2.250%	8/15/22	34,315	35,277
	European Investment Bank	1.375%	9/6/22	33,874	34,440
	European Investment Bank	2.000%	12/15/22	25,470	26,242
	European Investment Bank	2.500%	3/15/23	40,673	42,474
	European Investment Bank	1.375%	5/15/23	13,478	13,798
[3]	European Investment Bank	2.875%	8/15/23	25,915	27,480
	European Investment Bank	0.250%	9/15/23	56,405	56,314
[3]	European Investment Bank	3.125%	12/14/23	25,423	27,300
	European Investment Bank	3.250%	1/29/24	42,554	45,959
	European Investment Bank	2.625%	3/15/24	22,565	24,019
	European Investment Bank	2.250%	6/24/24	8,066	8,521
	European Investment Bank	1.875%	2/10/25	24,540	25,662
	European Investment Bank	1.625%	3/14/25	51,434	53,281
	European Investment Bank	0.625%	7/25/25	33,785	33,465
	European Investment Bank	0.375%	12/15/25	10,450	10,184
[6]	Export Development Canada	2.000%	5/17/22	2,500	2,549
[6]	Export Development Canada	1.750%	7/18/22	17,490	17,814
[6]	Export Development Canada	2.500%	1/24/23	11,040	11,491
[6]	Export Development Canada	1.375%	2/24/23	18,625	18,987
[6]	Export Development Canada	2.750%	3/15/23	10,025	10,511
[6]	Export Development Canada	2.625%	2/21/24	12,650	13,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	5.000%	4/11/22	9,175	9,601
	Export-Import Bank of Korea	3.000%	11/1/22	8,760	9,114
	Export-Import Bank of Korea	3.625%	11/27/23	3,270	3,538
	Export-Import Bank of Korea	4.000%	1/14/24	5,210	5,701
	Export-Import Bank of Korea	0.375%	2/9/24	3,500	3,483
	Export-Import Bank of Korea	2.375%	6/25/24	15,000	15,858
	Export-Import Bank of Korea	2.875%	1/21/25	6,495	6,902
	Export-Import Bank of Korea	1.875%	2/12/25	1,300	1,333
	Export-Import Bank of Korea	0.625%	2/9/26	3,000	2,914
[7]	FMS Wertmanagement	2.000%	8/1/22	17,935	18,354
[7]	FMS Wertmanagement	2.750%	3/6/23	11,800	12,361
[3]	Hydro-Quebec	8.050%	7/7/24	4,025	4,942
[3]	Inter-American Development Bank	1.750%	4/14/22	18,630	18,931
[3]	Inter-American Development Bank	1.750%	9/14/22	18,150	18,553
[3]	Inter-American Development Bank	3.000%	9/26/22	9,760	10,160
	Inter-American Development Bank	2.500%	1/18/23	31,533	32,816
	Inter-American Development Bank	0.500%	5/24/23	36,400	36,597
	Inter-American Development Bank	3.000%	10/4/23	17,480	18,637
	Inter-American Development Bank	0.250%	11/15/23	43,925	43,804
	Inter-American Development Bank	2.625%	1/16/24	21,500	22,821
	Inter-American Development Bank	3.000%	2/21/24	31,450	33,777
	Inter-American Development Bank	2.125%	1/15/25	11,770	12,412
[3]	Inter-American Development Bank	1.750%	3/14/25	24,876	25,890
	Inter-American Development Bank	0.875%	4/3/25	26,850	27,014
	Inter-American Development Bank	0.625%	7/15/25	20,750	20,537
	International Bank for Reconstruction & Development	2.125%	7/1/22	42,250	43,258
	International Bank for Reconstruction & Development	1.875%	10/7/22	5,229	5,360
	International Bank for Reconstruction & Development	7.625%	1/19/23	8,246	9,333
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,375	6,571
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	35,296	36,552
	International Bank for Reconstruction & Development	3.000%	9/27/23	22,100	23,557
	International Bank for Reconstruction & Development	0.250%	11/24/23	32,250	32,169
	International Bank for Reconstruction & Development	2.500%	3/19/24	18,950	20,106
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	23,750	24,518
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	30,490	32,583
	International Bank for Reconstruction & Development	1.625%	1/15/25	26,900	27,867
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	3,544	3,740
	International Bank for Reconstruction & Development	0.750%	3/11/25	38,100	38,174
	International Bank for Reconstruction & Development	0.625%	4/22/25	65,850	65,550
	International Bank for Reconstruction & Development	0.375%	7/28/25	42,235	41,388
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	35,870	38,358
	International Bank for Reconstruction & Development	0.500%	10/28/25	48,000	47,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	300	330
[3]	International Finance Corp.	2.000%	10/24/22	7,550	7,760
[3]	International Finance Corp.	2.875%	7/31/23	22,850	24,200
[3]	International Finance Corp.	1.375%	10/16/24	14,975	15,417
[3]	International Finance Corp.	0.375%	7/16/25	12,900	12,638
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	7,070	7,129
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	7,155	7,336
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	10,050	10,315
[8]	Japan Bank for International Cooperation	1.625%	10/17/22	2,750	2,805
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	13,760	14,228
[8]	Japan Bank for International Cooperation	1.750%	1/23/23	16,200	16,611
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	15,135	15,221
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	14,650	15,592
[3,8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,574
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	22,300	22,259
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	10,900	11,706
[8]	Japan Bank for International Cooperation	2.500%	5/23/24	19,700	20,866
[3,8]	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,681
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	4,750	4,930
[3,8]	Japan Bank for International Cooperation	2.125%	2/10/25	1,031	1,083
[3,8]	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,702
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	25,575	25,122
[3,8]	Japan Bank for International Cooperation	2.750%	1/21/26	5,335	5,732
[7]	KFW	2.125%	6/15/22	25,451	26,035
[7]	KFW	1.750%	8/22/22	46,620	47,609
[7]	KFW	2.000%	10/4/22	19,215	19,732
[7]	KFW	2.375%	12/29/22	43,196	44,808
[7]	KFW	2.125%	1/17/23	35,125	36,318
[7]	KFW	1.625%	2/15/23	40,500	41,472
[7]	KFW	0.250%	10/19/23	40,900	40,821
[7]	KFW	2.625%	2/28/24	29,750	31,637
[7]	KFW	0.250%	3/8/24	42,500	42,290
[7]	KFW	1.375%	8/5/24	25,704	26,206
[7]	KFW	2.500%	11/20/24	39,285	41,971
[7]	KFW	2.000%	5/2/25	16,199	17,017
[7]	KFW	0.375%	7/18/25	45,450	44,525
[7]	KFW	0.625%	1/22/26	27,625	27,167
	Korea Development Bank	3.000%	9/14/22	3,426	3,553
	Korea Development Bank	3.375%	3/12/23	2,300	2,429
	Korea Development Bank	2.750%	3/19/23	6,070	6,341
	Korea Development Bank	3.750%	1/22/24	5,628	6,128
	Korea Development Bank	3.250%	2/19/24	3,200	3,446
	Korea Development Bank	0.400%	3/9/24	5,000	4,968
	Korea Development Bank	2.125%	10/1/24	4,110	4,323
	Korea Development Bank	3.000%	1/13/26	10,000	10,818
[7]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	10,530	11,292
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	8,405	8,798
[3,7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	20,025	19,805
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	13,438	14,307
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	12,000	11,922
	Nordic Investment Bank	1.375%	10/17/22	6,042	6,151
	Nordic Investment Bank	0.375%	5/19/23	15,250	15,248
	Nordic Investment Bank	2.875%	7/19/23	5,450	5,715
	Nordic Investment Bank	2.250%	5/21/24	667	696
	Nordic Investment Bank	0.375%	9/11/25	14,550	14,213
[3]	Nordic Investment Bank	0.500%	1/21/26	12,100	11,823
	North American Development Bank	2.400%	10/26/22	838	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	2,365	2,412
[3,9]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	10,865	11,404
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,215	5,589
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	9,350	9,573
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,860	21,295
[3,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	5,223	5,093
[3]	Oriental Republic of Uruguay	8.000%	11/18/22	2,600	2,811
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,385
[3,10]	Petroleos Mexicanos	2.290%	2/15/24	570	587
	Province of Alberta	2.200%	7/26/22	18,044	18,489
	Province of Alberta	3.350%	11/1/23	14,425	15,478
	Province of Alberta	2.950%	1/23/24	11,500	12,274
	Province of Alberta	1.875%	11/13/24	18,900	19,471
	Province of Alberta	1.000%	5/20/25	13,585	13,520
	Province of British Columbia	2.000%	10/23/22	9,029	9,275
[3]	Province of British Columbia	1.750%	9/27/24	14,050	14,645
[3]	Province of British Columbia	6.500%	1/15/26	1,313	1,614
	Province of Manitoba	2.125%	5/4/22	9,636	9,838
	Province of Manitoba	2.100%	9/6/22	4,050	4,150
[3]	Province of Manitoba	2.600%	4/16/24	6,750	7,159
	Province of Manitoba	3.050%	5/14/24	5,716	6,142
	Province of New Brunswick	2.500%	12/12/22	4,500	4,663
	Province of Ontario	2.550%	4/25/22	12,968	13,292
	Province of Ontario	2.250%	5/18/22	22,395	22,893
	Province of Ontario	2.450%	6/29/22	12,150	12,480
	Province of Ontario	2.200%	10/3/22	1,883	1,937
	Province of Ontario	1.750%	1/24/23	23,650	24,249
	Province of Ontario	3.400%	10/17/23	25,395	27,295
	Province of Ontario	3.050%	1/29/24	10,575	11,339
	Province of Ontario	3.200%	5/16/24	10,835	11,708
	Province of Ontario	0.625%	1/21/26	25,100	24,464
	Province of Quebec	2.625%	2/13/23	16,872	17,604
[3]	Province of Quebec	2.500%	4/9/24	13,120	13,899
[3]	Province of Quebec	2.875%	10/16/24	12,895	13,888
[3]	Province of Quebec	1.500%	2/11/25	12,760	12,977
	Province of Quebec	0.600%	7/23/25	46,205	44,933
	Province of Saskatchewan	8.500%	7/15/22	2,398	2,634
	Republic of Chile	2.250%	10/30/22	2,860	2,928
	Republic of Chile	3.125%	3/27/25	3,050	3,278
	Republic of Chile	3.125%	1/21/26	9,738	10,467
[3]	Republic of Colombia	2.625%	3/15/23	2,200	2,259
[3]	Republic of Colombia	4.000%	2/26/24	24,117	25,655
	Republic of Colombia	8.125%	5/21/24	4,440	5,295
[3]	Republic of Colombia	4.500%	1/28/26	10,149	11,138
	Republic of Hungary	5.375%	2/21/23	10,905	11,900
	Republic of Hungary	5.750%	11/22/23	13,682	15,460
	Republic of Hungary	5.375%	3/25/24	16,548	18,731
	Republic of Indonesia	2.950%	1/11/23	8,770	9,099
	Republic of Indonesia	4.450%	2/11/24	6,896	7,534
	Republic of Italy	6.875%	9/27/23	22,450	25,786
	Republic of Italy	2.375%	10/17/24	21,800	22,715
	Republic of Italy	1.250%	2/17/26	20,905	20,439
	Republic of Korea	3.875%	9/11/23	11,513	12,460
	Republic of Korea	5.625%	11/3/25	939	1,121
[3]	Republic of Panama	4.000%	9/22/24	12,318	13,396
[3]	Republic of Panama	3.750%	3/16/25	8,704	9,444
	Republic of Panama	7.125%	1/29/26	8,441	10,425
	Republic of Peru	7.350%	7/21/25	11,790	14,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Peru	2.392%	1/23/26	14,100	14,502
	Republic of Poland	5.125%	4/21/21	11,980	11,995
	Republic of Poland	5.000%	3/23/22	9,540	9,968
	Republic of Poland	3.000%	3/17/23	15,114	15,849
	Republic of Poland	4.000%	1/22/24	13,867	15,185
	Republic of the Philippines	4.200%	1/21/24	7,864	8,601
	Republic of the Philippines	9.500%	10/21/24	3,401	4,404
	Republic of the Philippines	10.625%	3/16/25	9,799	13,412
	Republic of the Philippines	5.500%	3/30/26	4,613	5,547
	State of Israel	3.150%	6/30/23	7,200	7,618
	State of Israel	2.875%	3/16/26	3,269	3,522
	Svensk Exportkredit AB	2.000%	8/30/22	6,850	7,015
	Svensk Exportkredit AB	1.625%	11/14/22	12,725	13,012
[3]	Svensk Exportkredit AB	2.875%	3/14/23	15,090	15,852
[3]	Svensk Exportkredit AB	0.750%	4/6/23	4,100	4,139
[3]	Svensk Exportkredit AB	0.250%	9/29/23	8,304	8,281
[3]	Svensk Exportkredit AB	1.750%	12/12/23	4,850	5,021
[3]	Svensk Exportkredit AB	0.375%	7/30/24	14,450	14,367
[3]	Svensk Exportkredit AB	0.625%	5/14/25	19,580	19,426
	Svensk Exportkredit AB	0.500%	8/26/25	9,300	9,105
[3]	United Mexican States	8.000%	9/24/22	1,100	1,214
	United Mexican States	4.000%	10/2/23	22,984	24,765
	United Mexican States	3.600%	1/30/25	11,389	12,397
[3]	United Mexican States	3.900%	4/27/25	9,973	10,945
	United Mexican States	4.125%	1/21/26	20,560	22,845
Total Sovereign Bonds (Cost $4,187,295)					4,244,191
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	2,195	2,238
	California GO	5.700%	11/1/21	3,330	3,436
	California GO	2.367%	4/1/22	1,080	1,103
	Florida State Board of Administration Finance Corp.	1.258%	7/1/25	11,525	11,632
	Illinois GO	4.950%	6/1/23	6,410	6,650
	Massachusetts GO	4.200%	12/1/21	1,245	1,277
[11]	New Jersey Economic Development Authority Revenue	0.000%	2/15/22	5,000	4,979
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	330	335
	Oregon GO	5.762%	6/1/23	1,045	1,117
	State of Florida Board of administration Finance Corp.	2.638%	7/1/21	4,500	4,525
	University of California	0.883%	5/15/25	2,000	2,001
	University of California	3.063%	7/1/25	2,677	2,912
	Utah GO	4.554%	7/1/24	7,815	8,360
Total Taxable Municipal Bonds (Cost $49,778)					50,565

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[12]	Vanguard Market Liquidity Fund (Cost $367,253)	0.081%	3,672,533	367,253
Total Investments (100.0%) (Cost $63,562,126)				64,559,399
Other Assets and Liabilities—Net (0.0%)				17,478
Net Assets (100%)				64,576,877
Cost is in $000.
1	U.S. government-guaranteed.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $234,955,000, representing 0.4% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—Government Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	43,032,561	—	43,032,561
Corporate Bonds	—	16,864,829	—	16,864,829
Sovereign Bonds	—	4,244,191	—	4,244,191
Taxable Municipal Bonds	—	50,565	—	50,565
Temporary Cash Investments	367,253	—	—	367,253
Total	367,253	64,192,146	—	64,559,399